================================================================================

                      DIMENSIONAL INVESTMENT GROUP INC.

                      U.S. SMALL CAP VALUE PORTFOLIO II











                                ANNUAL REPORT










                         Year Ended November 30, 1995



================================================================================

                      DIMENSIONAL INVESTMENT GROUP INC.
                      U.S. SMALL CAP VALUE PORTFOLIO II
                                ANNUAL REPORT

                              TABLE OF CONTENTS

                                                                            Page
                                                                         ---------
Dimensional Investment Group Inc.
     Performance Chart  ..............................................         1
     Statement of Assets and Liabilities  ............................         2
     Statement of Operations  ........................................         3
     Statements of Changes in Net Assets  ............................         4
     Financial Highlights  ...........................................         5
     Notes to Financial Statements  ..................................         6
     Report of Independent Accountants  ..............................         7

The DFA Investment Trust Company -- The U.S. Small Cap Value Series
     Performance Chart  ..............................................         8
     Statement of Net Assets  ........................................      9-20
     Statement of Operations  ........................................        21
     Statements of Changes in Net Assets  ............................        22
     Financial Highlights  ...........................................        23
     Notes to Financial Statements  ..................................     24-25
     Report of Independent Accountants  ..............................        26


This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHART

==============================================================================
U.S. Small Cap Value Portfolio II
vs. Fama-French Small Cap Value Index
September 1994-November 1995

The following reflects the growth of a $10,000 investment.

              U.S.
           Small Cap        Fama-French
       Value Portfolio II     Index
       ------------------   ----------
9408        10000           10000
9409         9961            9957
9410         9815.56         9787.73
9411         9476.93         9462.77
9412         9567.91         9541.31
9501         9666.46         9695.88
9502        10000.92        10089.54
9503        10118.93        10206.58
9504        10473.09        10527.07
9505        10757.96        10751.29
9506        11180.75        11106.09
9507        11780.04        11552.55
9508        12153.46        11923.39
9509        12290.8         12122.51
9510        11691.01        11581.84
9511        12121.24        11907.29

Annualized                                       From
Total Return (%)               One Year      September 1994
------------------------------------------------------------------------------
                                27.90            16.64

*  The portfolio seeks to capture return
   premiums associated with high book-to-
   market ratios by investing in the U.S.
   Small Cap Value Series of the DFA
   Investment Trust Company which in turn
   invests on a market cap-weighted basis
   in companies that have market caps of
   approximately $500 million or less and
   book-to-market ratios in the upper 30%
   of publicly traded U.S. companies.

*  This portfolio's returns in fiscal
   1995 reflected the performance of small
   U.S. companies with high book-to-market
   ratios.


Past performance is not predictive of
future performance.

Fama-French Small Cap Value Index courtesy of the Fama-French and CRSP, University of Chicago.

------------------------------------------------------------------------------

                      DIMENSIONAL INVESTMENT GROUP INC.

                      U.S. SMALL CAP VALUE PORTFOLIO II

                     STATEMENT OF ASSETS AND LIABILITIES

                              NOVEMBER 30, 1995

                 (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Small Cap Value Series of The DFA Investment Trust
  Company (1,019,017 Shares, Cost $12,533) at Value .............................   $   14,284
Receivable for Investment Securities Sold  ......................................           55
Receivable for Fund Shares Sold  ................................................            8
Prepaid Expenses and Other Assets  ..............................................           34
                                                                                    -----------
    Total Assets  ...............................................................       14,381
                                                                                    -----------
LIABILITIES:
Payable for Fund Shares Redeemed  ...............................................           63
Accrued Expenses  ...............................................................           28
                                                                                    -----------
    Total Liabilities  ..........................................................           91
                                                                                    -----------
Net Assets  .....................................................................   $   14,290
                                                                                    ===========
SHARES OUTSTANDING, $.01 PAR VALUE (Authorized 100,000,000)  ....................    1,178,027
                                                                                    ===========
Net Asset Value, Offering and Redemption Price Per Share  .......................   $    12.13
                                                                                    ===========
NET ASSETS CONSIST OF:
Paid-In Capital  ................................................................   $   12,546
Undistributed Net Investment Income  ............................................            1
Undistributed Net Realized Gain  ................................................           (8)
Unrealized Appreciation of Investment Securities  ...............................        1,751
                                                                                    -----------
    Total Net Assets  ...........................................................   $   14,290
                                                                                    ===========


                 See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.

                      U.S. SMALL CAP VALUE PORTFOLIO II

                          STATEMENT OF OPERATIONS

                     FOR THE YEAR ENDED NOVEMBER 30, 1995

                            (AMOUNTS IN THOUSANDS)

Investment Income
   Dividends ............................................................    $  130
                                                                            --------
Expenses
   Administrative Services ..............................................        30
   Accounting & Transfer Agent Fees .....................................        12
   Legal Fees ...........................................................         6
   Audit Fees ...........................................................         3
   Filing Fees ..........................................................        16
   Shareholder Services .................................................        25
   Shareholder Reports ..................................................         8
   Directors' Fees and Expenses .........................................         5
   Other ................................................................        11
                                                                              ------
     Total Expenses  ....................................................       116
   Less: Fees Waived and Expenses Reimbursed ............................       (53)
                                                                              ------
   Net Expenses .........................................................        63
                                                                              ------
   Net Investment Income ................................................        67
                                                                              ------
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain on Investment Securities  .............................       167
Change in Unrealized Appreciation (Depreciation) of Investment
   Securities ...........................................................     2,034
                                                                            --------
   Net Gain on Investment Securities ....................................     2,201
                                                                              ------
Net Increase in Net Assets Resulting from Operations  ...................    $2,268
                                                                            ========

                 See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.

                      U.S. SMALL CAP VALUE PORTFOLIO II

                     STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                               Year       August 3
                                                                              Ended          to
                                                                             Nov. 30,     Nov. 30,
                                                                               1995         1994
                                                                            ----------   ----------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ................................................    $    67       $   69
   Net Realized Gain (Loss) on Investment Securities ....................        167           (6)
   Change in Unrealized Appreciation (Depreciation) of Investment
     Securities  ........................................................      2,034         (283)
                                                                            ----------   ----------
    Net Increase (Decrease) in Net Assets Resulting from Operations .....      2,268         (220)
                                                                            ----------   ----------
Distributions From:
   Net Investment Income ................................................        (67)         (68)
   Net Realized Gains ...................................................       (169)          --
                                                                            ----------   ----------
     Total Distributions  ...............................................       (236)         (68)
                                                                            ----------   ----------
Capital Share Transactions (1):
   Shares Issued ........................................................      7,811        6,515
   Shares Issued in Lieu of Cash Distributions ..........................        236           68
   Shares Redeemed ......................................................     (1,844)        (240)
                                                                            ----------   ----------
     Net Increase From Capital Share Transactions  ......................      6,203        6,343
                                                                            ----------   ----------
     Total Increase  ....................................................      8,235        6,055
Net Assets
   Beginning of Period ..................................................      6,055           --
                                                                            ----------   ----------
   End of Period ........................................................    $14,290       $6,055
                                                                            ==========   ==========
(1) Shares Issued and Redeemed:
   Shares Issued ........................................................        694          644
   Shares Issued in Lieu of Cash Distributions ..........................         20            7
   Shares Redeemed ......................................................       (163)         (24)
                                                                            ----------   ----------
                                                                                 551          627
                                                                            ==========   ==========

                 See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.

                      U.S. SMALL CAP VALUE PORTFOLIO II

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                Year       August 3
                                                               Ended          to
                                                              Nov. 30,     Nov. 30,
                                                                1995         1994
                                                             ----------   -----------
Net Asset Value, Beginning of Period  ....................    $  9.65       $10.00
                                                             ----------   -----------
Income from Investment Operations
---------------------------------
   Net Investment Income .................................       0.06         0.11
   Net Gains (Losses) on Securities (Realized and
     Unrealized)  ........................................       2.63        (0.35)
                                                             ----------   -----------
     Total from Investment Operations  ...................       2.69        (0.24)
                                                             ----------   -----------
Less Distributions
------------------
   Net Investment Income .................................      (0.06)       (0.11)
   Net Realized Gains ....................................      (0.15)          --
                                                             ----------   -----------
     Total Distributions  ................................      (0.21)       (0.11)
                                                             ----------   -----------
Net Asset Value, End of Period  ..........................    $ 12.13       $ 9.65
                                                             ==========   ===========
Total Return  ............................................      27.90%       (2.39)%#
Net Assets, End of Period (thousands)  ...................    $14,290       $6,055
Ratio of Expenses to Average Net Assets (1)  .............       0.96%(a)     0.96%*(a)
Ratio of Net Investment Income to Average Net Assets  ....       0.68%(a)     4.78%*(a)
Portfolio Turnover Rate  .................................        N/A          N/A

------------
*Annualized

#Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers and reimbursements not been in effect, the ratios of expenses to average net assets for the periods November 30, 1995 and 1994 would have been 1.50% and 2.33%, respectively and the ratios of net investment income to average net assets for the periods ended November 30, 1995 and 1994 would have been 0.14% and 3.41%, respectively.

N/A Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements

                      DIMENSIONAL INVESTMENT GROUP INC.

                        NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   At November 30, 1995, Dimensional Investment Group Inc. (the "Fund") consisted of eight portfolios, The DFA 6-10 Institutional Portfolio, U.S. Small Cap Value Portfolio II, U.S. Large Cap Value Portfolio II, U.S. Large Cap Value Portfolio III, DFA One-Year Fixed Income Portfolio II, The DFA International Value Portfolio, DFA International Value Portfolio II and DFA International Value Portfolio III (the "Portfolios"). The Fund is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans, and clients of registered investment advisors. The financial statements of U.S. Small Cap Value Portfolio II (the "Portfolio") are presented herein, the financial statements for the other Portfolios are presented elsewhere.

   The Portfolio invests all of its assets in The U.S. Small Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 1995, the Portfolio owned 2% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements.

   1. Security Valuation: The shares of the Series held by the Portfolio are valued at its respective daily Net Asset Value.

   2. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

   3. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors Inc. (the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 1995, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.30 of 1%.

   Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

   The Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.96% of average daily net assets.

D. INVESTMENTS:

   At November 30, 1995, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):

     Gross Unrealized Appreciation ....................    $1,751
     Gross Unrealized Depreciation ....................        --
                                                           ------
     Net ..............................................    $1,751
                                                           ======

                      REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.:

We have audited the accompanying statement of assets and liabilities of the Dimensional Investment Group Inc., U.S. Small Cap Value Portfolio II, as of November 30, 1995, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dimensional Investment Group Inc., U.S. Small Cap Value Portfolio II, as of November 30, 1995, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.



2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 19, 1996

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHART

==============================================================================
U.S. Small Cap Value Series
vs. Fama-French Small Cap Value Index
March 1993-November 1995

The following reflects the growth of a $10,000 investment.

              U.S.
           Small Cap       Fama-French
         Value Series         Index
        ------------       ---------
9302        10000           10000
9303        10343           10372
9304        10123.73        10047.36
9305        10395.04        10456.28
9306        10405.44        10443.74
9307        10718.64        10588.9
9308        11073.43        10927.75
9309        11458.79        11125.54
9310        11844.95        11570.56
9311        11645.95        11386.59
9312        11880.04        11675.81
9401        12493.04        12229.24
9402        12461.81        12155.87
9403        12049.33        11652.62
9404        12133.67        11737.68
9405        12176.14        11698.95
9406        11954.53        11457.95
9407        12155.37        11740.96
9408        12578.38        12162.46
9409        12535.61        12110.16
9410        12356.35        11904.29
9411        11941.18        11509.07
9412        12064.17        11604.59
9501        12193.26        11792.58
9502        12623.68        12271.36
9503        12773.9         12413.71
9504        13226.1         12803.5
9505        13603.04        13076.22
9506        14141.72        13507.73
9507        14916.69        14050.74
9508        15389.55        14501.77
9509        15583.46        14743.95
9510        14830.78        14086.37
9511        15382.48        14482.2

Annualized                                        From
Total Return (%)               One Year        March 1993
------------------------------------------------------------------------------
                                28.82            16.95

*  Dimensional's multifactor portfolios
   attempt to capture return premiums
   associated with high book-to-market
   ratios and small market capitalization.
   The U.S. Small Cap Value Series
   invests on a market cap-weighted basis
   in companies that have a market cap of
   approximately $500 million or less and
   have book-to-market ratios in the upper
   30% of publicly traded U.S. companies.

*  This portfolio's returns in fiscal
   1995 reflected the performance of small
   cap high book-to-market U.S. companies.


Past performance is not predictive of
future performance.

Fama-French Small Cap Value Index courtesy of the Fama-French and CRSP, University of Chicago.

------------------------------------------------------------------------------

                           STATEMENT OF NET ASSETS

                       THE U.S. SMALL CAP VALUE SERIES

                              NOVEMBER 30, 1995

                                          Shares            Value+
                                         ---------   -------------
 COMMON STOCKS -- (98.2%)
  AAR Corp.  .........................     87,800     $1,613,325
 *ACX Technologies, Inc.  ............    127,400      2,070,250
 *AEL Industries, Inc. Class A  ......     12,700        346,075
  AEP Industries, Inc.  ..............     13,050        295,256
 *AG Services America, Inc.  .........      2,900         24,650
 *ARI Holdings Corp.  ................      7,700          6,738
 *AST Research, Inc.  ................     64,906        596,324
 *Accell International Corp.  ........     27,600         75,900
 *Acceptance Insurance Companies,
   Inc. ..............................     32,200        470,925
  Aceto Corp.  .......................     19,400        329,800
 *Acme Metals, Inc.  .................     45,300        699,319
 *Acme United Corp.  .................      7,100         24,850
  Acme-Cleveland Corp.  ..............     15,300        348,075
 *Adage, Inc.  .......................     22,800        101,175
 *Addington Resources, Inc.  .........      3,000         45,188
 *Advance Ross Corp.  ................      3,200         92,200
*#Advanced Logic Research, Inc.  .....     50,800        368,300
 *Advanced Marketing Services, Inc.  .     24,200        225,363
 *Advanced NMR Systems, Inc.  ........     16,933         25,135
 *Advanced Technology Labs, Inc.  ....    100,827      2,142,574
  Advantage Bancorp, Inc.  ...........     11,700        406,575
 *Advest Group, Inc.  ................     37,700        339,300
 *Aequitron Medical, Inc.  ...........     15,400        121,275
 *Aeroflex, Inc.  ....................     49,900        224,550
 *Aerosonic Corp. DE  ................      3,200          4,800
 *Aerovox, Inc.  .....................     39,100        224,825
 *Affiliated Community Bancorp  ......      6,800        118,575
 *Air & Water Technologies Corp.
   Class A ...........................    100,000        550,000
 *Air Methods Corp.  .................     29,700        115,088
 #Airborne Freight Corp.  ............     73,900      2,078,438
 *Airways Corp.  .....................     14,600        140,525
 *Alamco, Inc.  ......................     25,900        220,150
*#Alaska Air Group, Inc.  ............     57,800      1,047,625
 *Alba-Waldensian, Inc.  .............      3,800         33,963
  Albank Financial Corp.  ............     40,300      1,203,963
 *Aldila, Inc.  ......................     45,000        205,313
 *Alexander Energy Co.  ..............      6,000         24,000
  Alfa Corp.  ........................     10,000        111,250
 *Alkermes, Inc.  ....................     78,000        468,000
 *Allegiant Physician Services, Inc.       32,800         32,800
  Allied Group, Inc.  ................     29,500      1,043,563
  Allied Life Financial Corp.  .......     20,000        337,500
  Allied Products Corp.  .............     18,400        384,100
 *Allied Research Corp.  .............     21,700         86,800
*#Allied Waste Industries, Inc.  .....     57,900        416,156
 *Allou Health & Beauty Care, Inc.
   Class A ...........................      4,900         29,094
 *Allstate Financial Corp.  ..........     20,900        118,869
 *Aloette Cosmetics, Inc.  ...........      5,300         11,263
  Alpha Industries, Inc.  ............     24,200        356,950
 *Alpha Microsystems, Inc.  ..........     19,400         23,644
 *Alpha Technologies Group, Inc.  ....      3,200         29,400
 *Ambar, Inc.  .......................     20,700        159,131
  Amcast Industrial Corp.  ...........     50,000        925,000
  Amcore Financial, Inc.  ............     24,800        548,700
 *America Services Group, Inc.  ......     18,000        158,625
 *America West Airlines, Inc. Class B      24,800        443,300

THE U.S. SMALL CAP VALUE SERIES
CONTINUED


                                          Shares            Value+
                                         ---------   -------------
  American Annuity Group, Inc.  ......        500     $    5,500
  American Bankers Insurance  Group,
   Inc. ..............................     43,700      1,586,856
 *American Banknote Corp.  ...........     85,900        128,850
  American Biltrite, Inc.  ...........      6,600        127,050
  American Eagle Group, Inc.  ........     22,500        216,563
  American Ecology Corp.  ............     36,000        144,000
  American Heritage Life Investment
   Corp. .............................     52,400      1,054,550
  American Indemnity Financial Corp.        7,900         79,988
  American Media, Inc. Class A  ......      6,500         28,438
  American Medical Electronics, Inc.
   (Escrow-Bonus) ....................     20,800              0
 *American Mobile Satellite Corp.  ...    120,000      3,300,000
 *American Oilfield Divers, Inc.  ....      3,900         25,594
 *American Pacific Corp.  ............     62,900        361,675
  American Recreation Centers, Inc.  .     17,700        115,050
 *American Software, Inc. Class A  ...      8,600         53,750
 *American Travellers Corp.  .........     82,400      2,075,450
 *American Vanguard Corp.  ...........      6,400         32,800
 *American Waste Services, Inc.
   Class A ...........................    104,800        262,000
 *American White Cross, Inc.  ........     55,200        141,450
 *American Woodmark Corp.  ...........     35,010        157,545
  Americana Bancorp, Inc.  ...........      8,850        165,938
 *Americredit Corp.  .................     51,000        656,625
 *Ameriquest Technology, Inc.  .......     20,430         20,430
 *Ameriwood Industries International
   Corp. .............................     16,400         74,825
  Ameron, Inc.  ......................     17,500        636,563
  Amfed Financial, Inc.  .............     22,678        738,452
  Ampco-Pittsburgh Corp.  ............     41,400        388,125
 *Amrep Corp.  .......................     32,892        185,018
  Amresco, Inc.  .....................     15,000        180,938
 *Amsco International, Inc.  .........    102,700      1,733,063
  Amtech Corp.  ......................     12,000         57,375
  Amvestors Financial Corp.  .........     41,100        472,650
  Amwest Insurance Group, Inc.  ......      8,500        148,750
  Analogic Corp.  ....................     53,400      1,128,075
  Analysis & Technology, Inc.  .......      9,500        131,813
 *Anaren Microwave, Inc.  ............     17,200        129,000
  Anchor Bancorp Wisconsin, Inc.  ....     20,625        727,031
  Andover Bancorp, Inc. DE  ..........     18,500        412,781
 *Andover Togs, Inc.  ................      3,600          5,625
 *Andros, Inc.  ......................      7,600        120,650
  Angelica Corp.  ....................     42,200        944,225
*#Ann Taylor Stores Corp.  ...........    139,400      1,777,350
 *Anuhco, Inc.  ......................      9,900         75,488
 *Apertus Technologies, Inc.  ........     17,700        177,000
 *Applied Extrusion Technologies,
   Inc. ..............................     22,800        290,700
 *Applied Magnetics Corp.  ...........    113,600      1,760,800
 *Applied Signal Technologies, Inc.  .     45,000        216,563
  Aquila Gas Pipeline Corp.  .........     10,000        115,000
  Arkansas Best Corp.  ...............    141,000      1,154,438
 *Arrow Automotive Industries, Inc.  .     12,400         72,075
  Arrow Financial Corp.  .............      4,759         85,067
 *Artistic Greetings, Inc.  ..........     24,000         72,000
  Arvin Industries, Inc.  ............    104,200      1,836,525
  Ashland Coal, Inc.  ................     71,900      1,563,825

THE U.S. SMALL CAP VALUE SERIES
CONTINUED


                                          Shares            Value+
                                         ---------   -------------
 *Astec Industries, Inc.  ............     43,600     $  476,875
 *Astoria Financial Corp.  ...........      2,000         87,125
 *Astrosystems, Inc.  ................     27,100        155,825
 *Astrotech International Corp.  .....     39,200        164,150
 *Athey Products Corp.  ..............      7,140         33,915
  Atkinson (Guy F.) of California  ...     53,200        561,925
 *Atlantic Gulf Communities Corp.  ...     12,000         79,500
 *Atlantic Tele-Network, Inc.  .......     53,800        581,713
  Atlantis Plastics, Inc.  ...........     28,200        109,275
 *Atlas Corp.  .......................     11,600         18,850
 *Atwood Oceanics, Inc.  .............     38,800        727,500
 *Au Bon Pain, Inc. Class A  .........     12,000        109,500
*#Audiovox Corp. Class A  ............     40,000        260,000
  Augat, Inc.  .......................     80,700      1,392,075
 *Aurora Electronics, Inc.  ..........     55,000        116,875
 *Autoinfo, Inc.  ....................     32,700        106,275
 *Avatar Holdings, Inc.  .............     22,400        806,400
  Aviall, Inc.  ......................    152,500      1,296,250
 *Avondale Industries, Inc.  .........     85,900      1,283,131
 *Aydin Corp.  .......................     22,300        345,650
 *Aztar Corp.  .......................    171,700      1,502,375
  Aztec Manufacturing Co.  ...........     22,500         81,563
  BEI Electronics, Inc.  .............     28,600        184,113
 *BF Enterprises, Inc.  ..............      2,300         12,075
 *BI, Inc.  ..........................     25,400        219,075
  BMJ Financial Corp.  ...............      6,900        100,050
 *BPI Packaging Technologies, Inc.  ..      1,000          2,438
  BSB Bancorp, Inc.  .................     18,000        621,000
  BT Financial Corp.  ................     10,395        367,723
 *Bachman Information Systems, Inc.  .     52,100        338,650
 *Back Bay Restaurant Group, Inc.  ...     22,600        121,475
  Badger Meter, Inc.  ................      4,900        116,375
  Badger Paper Mills, Inc.  ..........      7,400        114,700
  Bairnco Corp.  .....................     59,300        303,913
  Baker (J.), Inc.  ..................    106,818        674,289
 *Baker (Michael) Corp.  .............     50,000        250,000
  Baldwin & Lyons, Inc. Class B  .....      1,600         25,600
 *Baldwin Piano & Organ Co.  .........     20,000        252,500
 *Baldwin Technology, Inc. Class A  ..    108,100        567,525
 *Bally Entertainment Corp.  .........    187,000      2,267,375
 *Baltek Corp.  ......................      4,500         38,813
 *BancTec, Inc.  .....................     95,357      1,859,462
  Bank of New Hampshire Corp.  .......     12,200        490,288
  BankAtlantic Bancorp, Inc.  ........        625         11,406
  BankNorth Group, Inc. DE  ..........     24,200        819,775
  Bankers Corp.  .....................     46,240        794,750
  Bankers First Corp.  ...............     15,200        414,200
 *Banner Aerospace, Inc.  ............    132,300        694,575
 *Barry (R.G.) Corp.  ................     14,400        320,400
 *Basin Exploration, Inc.  ...........     78,600        353,700
  Bassett Furniture Industries, Inc.       15,650        351,147
  Bay View Capital Corp.  ............     30,500        863,531
 *Bayou Steel Corp. Class A  .........     45,300        198,188
 *Be Aerospace, Inc.  ................    126,100      1,134,900
  Bearings, Inc.  ....................     11,400        437,475
 *Beazer Homes USA, Inc.  ............     26,100        502,425
 *Beeba's Creations, Inc.  ...........      3,679         18,625
 *Bel Fuse, Inc.  ....................     22,500        258,750
 *Belden & Blake Corp.  ..............     14,200        228,975
  Bell Bancorp, Inc.  ................     41,000      1,327,375
 *Bell Industries, Inc.  .............     27,477        625,102
 *Bellwethwer Exporation Co.  ........     59,600        305,450
*#Ben & Jerry's Homemade, Inc.
   Class  A ..........................     19,900        314,669
 *Ben Franklin Retail Stores, Inc.  ..     47,331        171,575

THE U.S. SMALL CAP VALUE SERIES
CONTINUED


                                          Shares            Value+
                                         ---------   -------------
*#Benson Eyecare Corp.  ..............     16,761     $  144,564
 *Berlitz International, Inc.  .......     79,100      1,245,825
 *Bertuccis, Inc.  ...................     33,700        170,606
  Bindley Western Industries, Inc.  ..     40,400        722,150
  Binks Manufacturing Co.  ...........     12,518        306,691
 *Bird Corp.  ........................     13,900         86,006
  Birmingham Steel Corp.  ............    110,000      1,636,250
 *Biscayne Apparel, Inc.  ............     32,870         32,870
 *Black Hawk Gaming &  Development,
   Inc. ..............................      6,000         35,250
  Blair Corp.  .......................      7,000        217,875
 *Bon-Ton Stores, Inc.  ..............     45,700        251,350
 *Boomtown, Inc.  ....................     66,500        407,313
*#Borland International, Inc.  .......     36,000        639,000
 *Borror Corp.  ......................     25,100         89,419
  Bowl America, Inc. Class A  ........     10,000         78,750
  Bowne & Co., Inc.  .................     69,216      1,384,320
 #Bradlees, Inc.  ....................     62,100        100,913
 *Brauns Fashions Corp.  .............     22,200         51,338
  Brenton Banks, Inc.  ...............        650         13,000
 *Brite Voice Systems, Inc.  .........      2,000         32,750
 *Brock Exploration Corp.  ...........      8,900         28,925
 *Brockway Standard Holdings Corp.  ..     20,000        317,500
 *Brookstone, Inc.  ..................     44,500        383,813
 *Brooktree Corp.  ...................     50,500        647,031
 *Brothers Gourmet Coffees, Inc.  ....      6,200         24,025
 *Brown & Sharpe Manufacturing Co.
   Class A ...........................     17,900        181,238
  Brown Group, Inc.  .................     26,000        364,000
  Brush Wellman, Inc.  ...............     99,900      1,748,250
 *Buffton Corp.  .....................     12,200         24,400
 *Builders Transport, Inc.  ..........     18,700        158,950
 *Bull Run Corp. GA  .................     37,900        111,331
 *Burlington Coat Factory Warehouse
   Corp. .............................    189,200      2,175,800
 *Burr Brown Corp.  ..................     46,200      1,299,375
 *Butler International, Inc.  ........     23,200        108,025
 *Buttrey Food & Drug Stores Co.  ....     52,400        373,350
  CFX Corp.  .........................     24,827        391,025
  CML Group, Inc.  ...................     12,000         73,500
  CPB, Inc.  .........................     19,600        651,700
  CPI Corp.  .........................     88,100      1,839,088
 *CSF Holdings, Inc. Class B  ........     40,500      1,594,688
 *CSP, Inc.  .........................     11,000         99,000
 *CSS Industries, Inc.  ..............     17,900        374,781
 *CTL Credit, Inc.  ..................     14,100        200,925
  CTS Corp.  .........................     22,400        809,200
  CU Bancorp  ........................     18,700        178,819
 *Cablemaxx, Inc.  ...................     44,600        314,988
  Cabot Oil & Gas Corp. Class A  .....    109,700      1,549,513
  Cadmus Communications Corp.  .......     10,700        306,288
*#Caldor Corp.  ......................    111,100        458,288
  California Financial Holding Corp.       20,430        427,753
  Calmat Co.  ........................    182,800      3,153,300
 *Calumet Bancorp, Inc.  .............      6,500        181,188
 *Cambridge Soundworks, Inc.  ........     20,000        105,000
 *Campo Eletronics, Appliances &
   Computers, Inc. ...................     43,900        175,600
  Cape Cod Bank & Trust Co.  .........      5,600        226,800
  Capital Guarantee Corp.  ...........      3,500         77,438
 *Capital Pacific Holdings, Inc.  ....      5,000         11,875
  Capital Re Corp.  ..................     90,600      2,718,000
  Capitol American Financial Corp.  ..    100,000      2,050,000
  Capitol Bancorp, Ltd.  .............     10,900        114,450
 *Capsure Holdings Corp.  ............    109,600      1,548,100

THE U.S. SMALL CAP VALUE SERIES
CONTINUED


                                          Shares            Value+
                                         ---------   -------------
 *Care Group, Inc.  ..................     33,700     $   89,516
 *Carlisle Plastics, Inc. Class A  ...     79,100        351,006
 *Carmike Cinemas, Inc. Class A  .....     34,600        847,700
 #Carolina First Corp.  ..............     22,102        348,107
  Carpenter Technology Corp.  ........     56,600      2,447,950
 *Carr-Gottstein Foods Co.  ..........     48,157        258,844
 *Carson Pirie Scott & Co.  ..........      2,600         51,675
  Carter-Wallace, Inc.  ..............    212,500      2,417,188
 *Carver Corp. WA  ...................     12,900         20,156
  Cash America International, Inc.  ..     75,600        415,800
  Castle (A.M.) & Co.  ...............     19,650        481,425
 *Catalina Lighting, Inc.  ...........     22,900        114,500
 *Catherines Stores Corp.  ...........     46,000        376,625
  Cato Corp. Class A  ................     72,000        513,000
 *Celebrity, Inc.  ...................     10,000         57,500
 *Cell Genesys, Inc.  ................     25,500        208,781
  Cenfed Financial Corp.  ............     17,800        407,175
  Cenit Bancorp, Inc.  ...............      4,900        180,688
 *Centennial Cellular Corp. Class A  .      6,500        122,688
  Center Financial Corp.  ............     27,200        489,600
 *Centigram Communications Corp.  ....     26,500        566,438
  Central & Southern Holding Co.  ....     14,700        133,219
 *Central Co-Operative Bank
   Somerville, MA ....................      4,500         57,375
  Central Reserve Life Corp.  ........     17,700        169,256
 *Central Sprinkler Corp.  ...........     17,200        582,650
*#Cephalon, Inc.  ....................     83,600      2,330,350
 *Ceradyne, Inc.  ....................     11,100         60,356
  Champion Parts, Inc.  ..............     12,100          6,050
  Chaparral Steel Co.  ...............    156,400      1,642,200
 *Charming Shoppes, Inc.  ............     68,700        161,016
 *Chart House Enterprises, Inc.  .....     62,300        404,950
  Charter One Financial, Inc.  .......    168,920      5,384,183
  Charter Power Systems, Inc.  .......     12,000        295,500
 *Check Technology Corp.  ............      7,600         62,700
 *Checkers Drive-In Restaurant, Inc.       76,300        106,105
 *Chemfab Corp.  .....................     10,700        218,013
 *Chempower, Inc.  ...................      7,300         28,059
 *Cherry Corp. Class A  ..............     13,300        134,663
 *Cherry Corp. Class B  ..............     16,400        166,050
  Chesapeake Utilities Corp.  ........     15,900        236,513
  Chester Valley Bancorp  ............        578         11,054
 *Chic by His, Inc.  .................     61,300        329,488
  Chicago Rivet & Machine Co.  .......      1,100         33,138
*#Chips & Technologies, Inc.  ........      5,700         60,563
  Chittenden Corp.  ..................     24,656        711,942
*#Chock Full O' Nuts Corp.  ..........     48,823        280,732
 *Cimco, Inc.  .......................     11,000        105,188
 *Cincinnati Microwave, Inc.  ........     22,000        151,250
 *Circon Corp.  ......................     26,500        581,344
 *Circuit Systems, Inc.  .............      8,300         47,206
 *Citadel Holding Corp.  .............      1,000          2,250
 *Citation Computer System, Inc.  ....      8,700         34,800
 *Citation Insurance Group  ..........     24,300        107,831
  Citfed Bancorp, Inc.  ..............     16,900        578,825
  Citizens Bancorp MD  ...............     32,300      1,086,088
  Citizens Banking Corp.  ............      3,000         94,500
  City National Corp.  ...............     98,500      1,354,375
 *Civic Bancorp  .....................     18,700        141,419
 *Clean Harbors, Inc.  ...............     42,000        126,000
  Cleveland Cliffs, Inc.  ............      2,000         78,250
 *Cliffs Drilling Co.  ...............     17,300        242,200
 *Clothestime, Inc.  .................     88,000        140,250
  Co-Operative Bank of Concord, MA  ..     20,400        369,750
 *Coast Distribution System  .........     21,200        124,550

THE U.S. SMALL CAP VALUE SERIES
CONTINUED


                                          Shares            Value+
                                         ---------   -------------
*#Coast Savings Financial, Inc.  .....     83,500     $2,494,563
  Coastal Bancorp, Inc.  .............     11,600        196,475
 *Cobra Electronic Corp.  ............     24,700         64,838
  Coca Cola Bottling Co.
   Consolidated ......................      9,700        328,588
 *Code Alarm, Inc.  ..................      9,200         69,000
 #Coeur d'Alene Mines Corp. ID  ......      4,200         76,125
 *Coherent, Inc.  ....................     36,800      1,554,800
 *Coho Energy, Inc.  .................     59,600        279,375
  Collective Bancorp, Inc.  ..........     30,800        816,200
 *Collins Industries, Inc.  ..........     12,500         24,219
  Commerce Bancorp, Inc.  ............     12,600        281,925
  Commercial Federal Corp.  ..........     52,863      1,936,107
  Commercial Metals Co.  .............     81,300      1,910,550
 *Communication Cable, Inc.  .........     14,420        166,731
 *Communications Central, Inc.  ......     12,000         60,000
  Community Bankshares, Inc. NH  .....      6,600        122,925
  Community First Bankshares, Inc.  ..     16,700        346,525
  Community Psychiatric Centers  .....    153,500      1,707,688
  Computer Data Systems, Inc.  .......    18,700         266,475
 *Computer Horizons Corp.  ...........     2,250          78,750
  Computer Task Group, Inc.  .........    21,900         424,313
 *Comshare, Inc.  ....................    14,250         345,563
 *Comstock Resources, Inc.  ..........    14,000          67,813
 *Comtech Telecommunications Corp.  ..     8,700          21,750
 *Concord Fabrics, Inc. Class A  .....     9,200          35,650
 *Condor Services, Inc.  .............     4,500          16,875
 *Conmed Corp.  ......................       641          20,031
 *Continental Can, Inc. DE  ..........    14,200         257,375
  Continental Homes Holding Corp.  ...    45,348         833,270
 *Control Data Systems, Inc.  ........    81,800       1,395,713
 *Convest Energy Corp.  ..............    10,000          31,563
 *Convex Computer Corp.  .............    74,300         352,925
 *Cooperative Bankshares, Inc.  ......     3,500          75,688
 *Coram Healthcare Corp.  ............    22,300         122,650
  Core Industries, Inc.  .............    43,900         603,625
 *Core, Inc.  ........................     7,400          69,375
 *Cornerstone Financial Corp.  .......     7,000          61,031
 *Corrpro Companies, Inc.  ...........     3,100          17,438
 *Cortech, Inc.  .....................    50,200          84,713
  Courier Corp.  .....................     7,700         194,425
 *Craig Corp.  .......................    18,900         177,188
*#Cray Research, Inc.  ...............    45,000       1,080,000
 *Criticare Systems, Inc.  ...........    28,700          89,688
 *Crosscomm Corp.  ...................    29,200         350,400
 *Crown Books Corp.  .................    20,300         253,750
 *Crown Central Petroleum Corp.
   Class A ...........................    19,500         275,438
 *Crown Central Petroleum Corp.
   Class B ...........................    25,700         346,950
  Crown Crafts, Inc.  ................    20,100         246,225
 *Crown-Andersen, Inc.  ..............     6,200          48,438
 *Cruise America, Inc.  ..............    32,000         176,000
  Cubic Corp.  .......................    34,000         811,750
 *Culbro Corp.  ......................    18,700         939,675
  Cullen Frost Bankers, Inc.  ........    16,700         841,263
  Curtiss-Wright Corp.  ..............    20,200         962,025
 *Customedix Corp.  ..................    15,000          28,125
 *Cycare Systems, Inc.  ..............    14,800         414,400
 *Cygne Designs, Inc.  ...............    53,900          77,481
 *Cyrk, Inc.  ........................    39,900         399,000
 *D&N Financial Corp.  ...............    20,000         236,250
 *DBA Systems, Inc.  .................    18,100          91,631
 *DM Management Co.  .................    18,400          36,800

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                          Shares            Value+
                                         ---------   -------------
 *DS Bancor, Inc.  ...................     12,101     $  296,475
  DT Industries, Inc.  ...............     50,000        662,500
 *DVI, Inc.  .........................     11,800        156,350
 *Dairy Mart Convenience Stores, Inc.
   Class A ...........................      9,000         59,063
 *Damark International, Inc. Class A       31,200        208,650
  Daniel Industries, Inc.  ...........     95,400      1,264,050
 *Danskin, Inc.  .....................     29,600        142,450
  Dart Group Corp. Class A  ..........      5,600        520,100
 *Data Broadcasting Corp.  ...........     33,870        476,297
 *Data General Corp.  ................    168,200      2,039,425
 *Data I/O Corp.  ....................     25,900        205,581
 *Data Race, Inc.  ...................     17,600         80,850
 *Data Systems & Software, Inc.  .....     24,900        208,538
 *Data Translation, Inc.  ............      9,000        173,250
 *Dataflex Corp.  ....................     21,600        108,000
 *Datakey, Inc.  .....................     10,900         59,950
 *Dataram Corp.  .....................     15,200        108,300
 *Datron Systems, Inc.  ..............     10,200        196,350
 *Datum, Inc.  .......................     11,200        111,300
 *Dave and Busters, Inc.  ............      2,140         31,565
  Davis Water & Waste Industries,
   Inc. ..............................     12,100        190,575
 *Dawson Geophysical Co.  ............        900          9,113
 *Daxor Corp.  .......................     20,800        137,800
 *De Soto, Inc.  .....................     38,500        154,000
  DeKalb Genetics Corp. Class B  .....     25,000      1,121,875
  Deb Shops, Inc.  ...................     75,300        275,316
  Decorator Industries, Inc.  ........      1,000          8,250
  Defiance, Inc.  ....................     27,700        206,019
  Del Laboratories, Inc.  ............      8,000        157,000
 *Delaware Ostego Corp.  .............      1,102         10,745
  Delchamps, Inc.  ...................     42,900        750,750
 *Delphi Financial Group, Inc.
   Class  A ..........................     10,000        198,750
  Delta Woodside Industries, Inc.  ...    191,300      1,243,450
 *Designs, Inc.  .....................     33,000        264,000
 *Detection Systems, Inc.  ...........     10,800         72,900
 *Detrex Corp.  ......................      2,800         13,475
 *Devcon International Corp.  ........     18,600        140,663
  Dexter Corp. CT  ...................     52,000      1,267,500
 *Dianon Systems, Inc.  ..............     20,000         76,250
 *Digicon, Inc.  .....................     54,100        324,600
 *Digital Systems International, Inc.      31,100        421,794
 *Dime Financial Corp.  ..............     20,400        244,800
  Dixie Yarns, Inc.  .................     50,700        199,631
  Donegal Group, Inc.  ...............     21,500        400,438
  Donnelly Corp. Class A  ............     40,000        565,000
 *Dotronix, Inc.  ....................      1,000          1,875
  Douglas & Lomason Co.  .............     17,200        195,650
  Downey Financial Corp.  ............     72,700      1,653,925
 *Dress Barn, Inc.  ..................     39,623        361,560
 *Drug Emporium, Inc.  ...............     58,500        241,313
 *Drypers Corp.  .....................      5,900         10,878
 *Dual Drilling Co.  .................     80,800        823,150
 *Duplex Products, Inc.  .............     60,900        464,363
  Duty Free International, Inc.  .....     51,700        697,950
  Dyersburg Corp.  ...................     63,400        301,150
  Dynamics Corp. of America  .........     17,200        399,900
 *Dynamics Research Corp.  ...........     23,740        139,473
 *Dynatech Corp.  ....................     57,800        852,550
 *E for M Corp.  .....................     18,500        220,844
 *E-Z-Em, Inc. Class A  ..............     20,500        205,000
 *E-Z-Em, Inc. Class B  ..............        775          7,169

THE U.S. SMALL CAP VALUE SERIES
CONTINUED


                                          Shares            Value+
                                         ---------   -------------
 *EA Engineering Science &
   Technology, Inc. ..................     18,525     $   72,942
 *ECC International Corp.  ...........     13,200        135,300
  EMC Insurance Group, Inc.  .........     33,600        428,400
 *ESCO Electronics Corp. Trust
   Receipts ..........................     88,400        707,200
  Eagle Bancshares, Inc.  ............      4,200        149,625
  Eagle Financial Corp.  .............     17,237        474,018
 *Eagle Food Centers, Inc.  ..........     62,100        112,556
*#Eagle Hardware & Garden, Inc.  .....     40,600        307,038
  Eastern Bancorp, Inc.  .............     10,400        280,800
  Eastern Co.  .......................     12,400        139,500
  Eaton Vance Corp.  .................     19,323        562,782
  Ecology & Environment, Inc.
  Class  A ...........................     14,100        109,275
 *Ecoscience Corp.  ..................     29,000         16,313
  Edison Brothers Stores, Inc.  ......     44,500         83,438
 *Edisto Resources Corp.  ............    102,200        511,000
 *Edo Corp.  .........................     18,600         90,675
 *Egghead, Inc.  .....................    130,500      1,027,688
  Ekco Group, Inc.  ..................     83,300        499,800
 *El Chico Restaurants, Inc.  ........      3,200         29,200
  Eldorado Bancorp CA  ...............     13,310        219,615
 *Electric & Gas Technology, Inc.  ...      3,000          8,813
 *Electro Rent Corp.  ................     39,000        794,625
 *Electro Scientific Industries, Inc.      20,600        581,950
 *Electromagnetic Sciences, Inc.  ....     27,800        300,588
 *Electronic Fab Technology, Inc.  ...      9,100         36,400
 *Emcon  .............................     39,600        153,450
 *Emisphere Technologies, Inc.  ......     17,000        121,125
 *Emulex Corp.  ......................     11,750        146,141
  Energen Corp.  .....................    116,300      2,703,975
  Engineered Support Systems, Inc.  ..      6,900         42,694
  Engle Homes, Inc.  .................     27,200        229,500
  Enhance Financial Services Group,
   Inc. ..............................    141,100      3,404,038
 *Ensys Environmental Products, Inc.       45,000        129,375
 *Environmental Elements Corp.  ......     18,200         31,850
  Enviroq Corp.  .....................      2,420              0
 *Envirotest Systems Corp. Class A  ..     44,800        117,600
 *Equinox Systems, Inc.  .............     10,000         78,125
 *Equitrac Corp.  ....................     13,100         74,506
 *Equity Oil Co.  ....................     97,200        534,600
 *Ernst Home Center, Inc.  ...........     94,100        258,775
  Espey Manufacturing & Electronics
   Corp. .............................      2,900         38,425
 *Esterline Technologies Corp.  ......     23,100        496,650
 *Ethan Allen Interiors, Inc.  .......     80,000      1,760,000
 *Evans & Sutherland Computer  Corp.       52,100      1,263,425
 *Evans Systems, Inc.  ...............      6,700         24,706
 *Evans, Inc.  .......................     17,800         25,588
  Evergreen Bancorp, Inc. DE  ........     18,600        411,525
 *Evergreen Resources, Inc.  .........     21,700         93,581
 *Exabyte Corp.  .....................        400          5,000
  Excel Industries, Inc.  ............     72,500        888,125
 *Executone Information Systems,
   Inc. ..............................     78,600        218,606
 *Express America Holdings Corp.  ....     29,400        150,675
 *Ezcorp, Inc. Class A Non-Voting  ...     40,000        175,000
 *FDP Corp.  .........................      7,000         54,688
  FFLC Bancorp  ......................      6,300        122,850
 *FFY Financial Corp.  ...............      6,000        126,375
 *FNB Rochester Corp.  ...............      8,400         70,350
 *FPA Corp.  .........................     20,100         20,100

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                          Shares            Value+
                                         ---------   -------------
  Fab Industries, Inc.  ..............      2,081     $   61,520
 *Fabri-Centers of America, Inc.
   Class A ...........................     35,700        522,113
 *Fabri-Centers of America, Inc.
   Class B ...........................     35,700        423,938
 *Failure Group, Inc.  ...............     28,100        182,650
 *Fairchild Corp. Class A  ...........     78,900        601,613
  Family Bancorp  ....................     17,850        316,838
  Fansteel, Inc.  ....................     36,100        248,188
 *Farah, Inc.  .......................     50,400        315,000
  Farmer Brothers Co.  ...............         84         11,550
 *Farr Co.  ..........................     15,700        117,750
  Farrel Corp.  ......................     20,800         78,000
  Fay's, Inc.  .......................     21,400        147,125
  Federal Screw Works  ...............      2,000         46,000
 *Fidelity Bancorp, Inc. Delaware  ...      6,300         97,650
 *Fieldcrest Cannon, Inc.  ...........     12,600        253,575
 *Fifty-Off Stores, Inc.  ............     42,600         49,256
 *Figgie International, Inc. Class A       59,800        702,650
 *Figgie International, Inc. Class B       17,700        194,700
 *Filenes Basement Corp.  ............     91,000        321,344
 *Financial Benefit Group, Inc.
   Class A ...........................     38,850        178,467
  First Albany Companies, Inc.  ......      5,250         47,906
  First American Financial Corp.  ....     80,800      1,848,300
 *First Cash, Inc.  ..................     15,500         60,063
  First Citizens Bancshares, Inc. NC       24,200      1,285,625
 *First Citizens Financial Corp.  ....     10,133        197,594
  First Essex Bancorp  ...............     26,100        305,044
  First Federal Alabama FSB Jasper  ..      3,300         62,700
  First Federal Capital Corp.  .......     42,040        761,975
  First Federal Savings & Loan
   Association of East Hartford, CT ..      3,300         63,938
  First Financial Corp. WI  ..........     12,000        273,000
  First Financial Corp. of Western
   Maryland ..........................      9,300        203,438
  First Financial Holdings, Inc.  ....     18,900        368,550
  First Indiana Corp.  ...............     27,899        735,836
  First Liberty Financial Corp.  .....     12,400        271,250
  First Mississippi Corp.  ...........     40,100      1,022,550
  First Northern Savings Bank S.A.
   Green Bay, WI .....................     22,600        350,300
  First Oak Brook Bancshares, Inc.
   Class A ...........................     10,000        209,375
 *First Republic Bancorp, Inc.  ......     32,828        369,315
 *First Southeast Financial Corp.  ...      9,600        182,400
  First State Financial Services,
   Inc. ..............................     10,300        140,981
 *FirstFed Financial Corp. DE  .......     79,400      1,220,775
  Firstbank of Illinois Co.  .........      1,200         36,300
  Firstfed Bancshares, Inc.  .........     15,000        337,500
*#Firstmiss Gold, Inc.  ..............     28,409        555,751
 *Fischer Imaging Corp.  .............     21,600        234,900
  Flexsteel Industries, Inc.  ........     56,700        648,506
  Florida Rock Industries, Inc.  .....     52,500      1,391,250
 *Foodarama Supermarkets, Inc.  ......      2,400         26,400
 *Foodbrands America, Inc.  ..........     88,200      1,008,788
  Foothill Independent Bancorp  ......     15,700        129,525
 *Forschner Group, Inc.  .............     58,000        703,250
  Foster (L.B.) Co. Class A  .........     42,300        190,350
 *Four Kids Entertainment, Inc.  .....     17,000         60,563
 *Foxmeyer Health Corp.  .............    106,987      2,781,662
  Freds, Inc. Class A  ...............     63,500        484,188
 #Fremont General Corp.  .............    133,060      4,590,570
 *Fresh Choice, Inc.  ................     45,000        312,188
 *Fretter, Inc.  .....................     19,500          5,484

THE U.S. SMALL CAP VALUE SERIES
CONTINUED


                                          Shares            Value+
                                         ---------   -------------
 *Freymiller Trucking, Inc.  .........      4,500     $      446
  Friedman Industries, Inc.  .........     22,655         84,956
  Frisch's Restaurants, Inc.  ........     42,340        389,003
 *Fuqua Enterprises, Inc.  ...........      9,700        201,275
  Furon Co.  .........................      9,900        176,963
 *G-III Apparel Group, Ltd.  .........     26,900         64,728
  GBC Bancorp  .......................     48,200        831,450
 *GBC Technologies, Inc.  ............     50,400        425,250
 *GNI Group, Inc.  ...................     19,800        133,650
 *GZA Geoenvironmental  Technologies,
   Inc. ..............................     15,500         50,375
 *Galileo Electro-Optics Corp.  ......     28,900        303,450
  Gamma Biologicals, Inc.  ...........     20,300         88,813
 *Gantos, Inc.  ......................      4,250          9,430
  Garan, Inc.  .......................     33,000        569,250
 *Garnet Resources Corp.  ............     50,600         66,413
 *Gehl Co.  ..........................     26,800        192,625
 *General Host Corp.  ................     93,084        442,149
  General Housewares Corp.  ..........     17,700        177,000
 *General Microwave Corp.  ...........        400          3,150
  General Parametrics Corp.  .........     15,900         48,197
  General Physics Corp.  .............     22,900         77,288
 *Genesco, Inc.  .....................    138,000        586,500
 *Genicom Corp.  .....................     37,100        176,225
 *Genlyte Group, Inc.  ...............     75,700        496,781
 *Genus, Inc.  .......................     25,800        214,463
  Geodynamics Corp.  .................      9,900        110,138
  George Mason Bankshares, Inc.  .....     10,000        252,500
*#Gerrity Oil and Gas Corp.  .........    102,600        436,050
  Getty Petroleum Corp.  .............        700         10,413
 *Giant Group, Ltd.  .................     23,100        147,263
  Giant Industries, Inc.  ............     49,900        536,425
 *Gibraltar Packaging Group, Inc.  ...     28,400        104,725
 #Gibson Greetings, Inc.  ............    120,700      1,795,413
  Giddings & Lewis, Inc.  ............     50,000        784,375
 *Giga-Tronics, Inc.  ................      5,300         44,388
  Gilbert Associates, Inc. Class A  ..     31,200        464,100
 *Gish Biomedical, Inc.  .............     17,500        145,469
  Gleason Corp.  .....................     17,700        590,738
 *Global Industrial Technologies,
   Inc. ..............................    125,320      2,224,430
  Golden Poultry Co., Inc.  ..........     74,950        651,128
 *Good Guys, Inc.  ...................     69,300        710,325
 *Goodrich Petroleum Corp.  ..........     26,800         25,125
 *Gottschalks, Inc.  .................     50,200        332,575
 *Government Technology Services,
   Inc. ..............................     35,500        142,000
 *Gradco Systems, Inc.  ..............     60,000        150,000
 *Graham Corp.  ......................      2,300         31,050
 *Graham-Field Health Products, Inc.       59,100        199,463
  Granite Construction, Inc.  ........     58,100      1,608,644
  Granite State Bankshares, Inc.  ....      8,900        146,850
 *Grant Geophysical, Inc.  ...........     21,600         54,675
  Graphic Industries, Inc.  ..........     41,000        435,625
 *Great Country Bank of Ansonia, CT  .     16,900         90,838
 *Greater New York Savings Bank  NY  .     58,500        698,344
  Green (A.P.) Industries, Inc.  .....     15,200        294,500
  Greenbrier Companies, Inc.  ........     10,000        108,750
 *Greenman Brothers, Inc.  ...........     23,100        282,975
  Greiner Engineering, Inc.  .........     27,200        244,800
 *Greyhound Lines, Inc.  .............     53,200        222,775
 *Grossmans, Inc.  ...................    202,300        246,553
 *Ground Round Restaurants, Inc.  ....     62,400        173,550
 *Groundwater Technology, Inc.  ......     30,000        423,750
  Grovebank for Savings  .............      6,400        151,200

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                          Shares            Value+
                                         ---------   -------------
  Guaranty National Corp.  ...........     46,900     $  680,050
  Guilford Mills, Inc.  ..............     79,300      1,823,900
 *Gulfmark International, Inc.  ......     11,100        255,300
 *Gundle/SLT Environmental, Inc.  ....     61,800        370,800
  HF Financial Corp.  ................      6,400        198,400
 *HMG Worldwide Corp.  ...............     28,200         63,450
  HMI Industries, Inc.  ..............      9,000        110,250
 *HMN Financial, Inc.  ...............     12,000        186,000
 *HPSC, Inc.  ........................     21,500        110,188
 *HS Resources, Inc.  ................     66,000        882,750
 *Hadco Corp.  .......................     43,900      1,338,950
  Haggar Corp.  ......................        600         10,575
 *Hallwood Group, Inc.  ..............      2,075         20,231
 *Hamburger Hamlet Restaurants, Inc...     17,800         13,350
 *Hampshire Group, Ltd.  .............      7,200         90,900
 *Hampton Industries, Inc.  ..........      9,790         48,950
 *Handex Environmental Recovery,
   Inc. ..............................     49,800        249,000
  Handleman Co.  .....................    197,436      1,233,975
 *Hanger Orthopedic Group, Inc.  .....     37,300        102,575
 *Harding Lawson Associates Group,
   Inc. ..............................     20,400        142,800
  Harleysville Group, Inc.  ..........     50,200      1,449,525
 *Harlyn Products, Inc.  .............     22,200         38,850
 *Harry's Farmers Market, Inc.
   Class A ...........................      9,600         39,000
 *Hartmarx Corp.  ....................     40,000        180,000
  Harvey's Casino Resorts  ...........     21,000        315,000
  Hastings Manufacturing Co.  ........        850         17,584
  Hathaway Corp.  ....................     18,400         43,700
 *Hauser Chemical Research, Inc.  ....     62,700        297,825
 *Haven Bancorp, Inc.  ...............      1,000         24,813
  Haverty Furniture Co., Inc.  .......     66,100        950,188
  Hawkeye Bancorp  ...................     12,000        314,250
 *Hawthorne Financial Corp.  .........     10,400         50,050
  Hayes Wheels International, Inc.  ..    119,500      3,196,625
  Health Images, Inc.  ...............     50,900        394,475
 *Health O Meter Products, Inc.  .....     35,900        148,088
 *Health Risk Management, Inc.  ......     13,600        107,100
 *Healthcare Services Group, Inc.  ...     42,700        368,288
  Hechinger Co. Class A  .............    118,900        535,050
  Heico Corp.  .......................      9,790        179,891
 *Hein-Werner Corp.  .................     10,641         48,550
 *Heist (C.H.) Corp.  ................     16,800        119,700
  Helene Curtis Industries, Inc.  ....     12,000        346,500
 *Helian Health Group, Inc.  .........     14,800         79,550
 *Herley Industries, Inc.  ...........     15,400        102,025
 *Hexcel Corp.  ......................     11,100        105,450
 *Hi-Lo Automotive, Inc.  ............     69,300        389,813
 *Hi-Shear Industries, Inc.  .........     22,700        158,900
 *Hitox Corp.  .......................      9,100         28,438
  Hoenig Group, Inc.  ................     12,000         47,250
 *Holiday RV Superstores, Inc.  ......     14,200         40,381
 *Hologic, Inc.  .....................      9,800        409,150
 *Holopak Technologies, Inc.  ........      8,200         47,150
 *Holson Burnes Group, Inc.  .........     43,400        162,750
  Home Beneficial Corp. Class B  .....     56,100      1,374,450
  Home Federal Bancorp  ..............      8,900        225,838
  Home Federal Financial Corp.  ......      5,566         94,622
  Home Financial Corp  ...............     37,200        553,350
  Home Port Bancorp, Inc.  ...........      7,500         88,125
 *Homecorp, Inc.  ....................      3,200         53,600
 *Homeowners Group, Inc.  ............     21,600         33,075
 *Hometown Bancorp., Inc.  ...........        800         10,900

THE U.S. SMALL CAP VALUE SERIES
CONTINUED


                                          Shares            Value+
                                         ---------   -------------
  Hooper Holmes, Inc.  ...............     38,800     $  310,400
 *Hospital Staffing Services, Inc.  ..     20,200         35,350
 *Hosposable Products, Inc.  .........        600          4,650
 *Hovnanian Enterprises, Inc.
   Class A ...........................    115,284        778,167
  Howell Corp.  ......................     21,300        268,913
  Howell Industries, Inc.  ...........      1,600         38,800
  Hudson Foods, Inc. Class A  ........     48,350        773,600
  Hudson General Corp.  ..............      2,500         79,063
  Huffy Corp.  .......................      3,000         31,875
  Hughes Supply, Inc.  ...............     38,900      1,021,125
 *Hurco Companies, Inc.  .............      9,700         55,775
 *Hycor Biomedical, Inc.  ............     12,000         54,000
 *Hyde Athletic Industries, Inc.
   Class A ...........................     12,100         49,156
 *Hyde Athletic Industries, Inc.
   Class B ...........................     28,300        107,894
  ICN Pharmaceuticals, Inc.  .........      8,605        174,251
 *ICO, Inc.  .........................     62,300        330,969
 *IFR Systems, Inc.  .................     17,000        161,500
 *Image Industries, Inc.  ............     35,000        393,750
 *Immulogic Pharmaceutical Corp.  ....     45,900        570,881
 *Imo Industries, Inc.  ..............     20,900        148,913
 *Imperial Bancorp  ..................     56,679      1,303,617
 *Imperial Credit Industries, Inc.  ..      1,350         22,697
  Imperial Holly Corp.  ..............     43,400        282,100
 *In Home Health, Inc.  ..............     49,000        122,500
 *Inacom Corp.  ......................     41,300        552,388
 *Inco Homes Corp.  ..................     27,940         25,757
 *Incstar Corp.  .....................     18,200         72,800
  Independence Holding Co.  ..........     56,200        217,775
  Independent Bank Corp. MA  .........     61,200        428,400
  Independent Bank East  .............      8,400        229,950
  Independent Insurance Group, Inc.  .     31,600        849,250
  Indiana Federal Corp.  .............     18,850        365,219
  Industrial Acoustics Co., Inc.  ....        700          7,438
 *Information International, Inc.  ...      7,100         71,888
 *Information Resources, Inc.  .......     17,600        212,300
 *Infrasonics, Inc.  .................     90,000        562,500
  Ingles Market, Inc. Class A  .......     40,900        442,231
 *Inmac Corp.  .......................     32,000        310,000
 *Innoserv Technologies, Inc.  .......     13,700         34,250
  Insituform East, Inc.  .............     16,900         71,825
  Insteel Industries, Inc.  ..........     37,600        249,100
 *Insurance Auto Auctions, Inc.  .....     45,100        484,825
 *Integrated Waste Services, Inc.  ...     33,200         52,913
 *Intellicall, Inc.  .................     46,700        163,450
  Intelligent Electronics, Inc.  .....     11,505         74,783
  Inter-Regional Financial Group,
   Inc. ..............................     36,500      1,437,188
 *Interco, Inc.  .....................     41,000        343,375
  Interface Systems, Inc.  ...........     16,700        108,550
  Interface, Inc. Class A  ...........    116,600      1,902,038
 *Intergraph Corp.  ..................    196,100      3,382,725
 *Interlinq Software Corp.  ..........     32,000        100,000
  International Aluminum Corp.  ......     33,600        961,800
 *International Jensen, Inc.  ........     35,000        245,000
 *International Lottery & Totalizer
   Systems, Inc. .....................     18,400         29,613
  International Multifoods Corp.  ....     74,500      1,741,438
 *International Research &
   Development Corp. .................     18,600          2,325
  International Shipholding Corp.  ...     29,375        565,469
 *International Technology Corp.  ....    207,200        543,900
 *International Thoroughbred
   Breeders, Inc. ....................     19,700         76,338

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                          Shares            Value+
                                         ---------   -------------
 *Interphase Corp.  ..................     15,200     $  214,700
  Interstate Bakeries Corp. DE  ......    119,300      2,669,338
*#Intertan, Inc.  ....................     60,100        503,338
 *Investors Financial Services Corp.        5,408        106,132
 *Investors Financial Services Corp.
   Class A ...........................      1,040         20,401
  Investors Title Co.  ...............      8,699         92,431
*#Iomega Corp.  ......................     64,875      2,765,297
 *Isomedix, Inc.  ....................      4,000         57,000
 *Iwerks Entertainment, Inc.  ........     40,000        240,000
 *J & J Snack Foods Corp.  ...........     54,200        657,175
  JSB Financial, Inc.  ...............     47,600      1,529,150
  Jackpot Enterprises, Inc.  .........     29,800        406,025
  Jaclyn, Inc.  ......................     11,400         47,738
 *Jaco Electronics, Inc.  ............      8,946        107,911
 *Jacobs Jay, Inc.  ..................     31,300         87,053
  Jacobson Stores, Inc.  .............     24,500        220,500
 *Jan Bell Marketing, Inc.  ..........    182,900        480,113
 *Jefferson Savings Bancorp, Inc.  ...     21,600        567,000
  John Alden Financial Corp.  ........     78,500      1,619,063
  Johnston Industries, Inc.  .........      5,100         41,438
 *Joseph A. Bank Clothiers, Inc.  ....     10,000         21,875
 *Just Toys, Inc.  ...................     14,000         20,125
  Justin Industries, Inc.  ...........     94,200      1,024,425
  K Swiss, Inc. Class A  .............     30,400        357,200
 *K-Tron International, Inc.  ........      6,300         40,950
 *KLLM Transport Services, Inc.  .....     18,700        202,194
 *Kaiser Ventures, Inc.  .............     37,400        420,750
  Kaman Corp. Class A  ...............     65,900        749,613
 *Kasler Holding Co.  ................      5,900         33,925
  Katy Industries, Inc.  .............     17,100        168,863
  Keithley Instruments, Inc.  ........        500         14,438
  Kellwood Co.  ......................    164,918      3,195,286
  Kenan Transport Co.  ...............        200          4,175
*#Kenetech Corp.  ....................      6,000         19,125
 *Kentucky Electric Steel, Inc.  .....     14,000        129,500
 *Kentucky Medical Insurance Co.
   Class A ...........................      8,500        102,531
 *Kerr Group, Inc.  ..................     15,900        141,113
 *Kevlin Corp.  ......................        700          2,997
 *Kewaunee Scientific Corp.  .........        700          2,231
 *Key Energy Group, Inc.  ............     40,000        220,000
 *Key Production Co., Inc.  ..........     40,700        218,763
 *Key Tronic Corp.  ..................     26,500        289,844
 *Kinark Corp.  ......................      1,000          2,813
 *Kinder-Care Learning Centers, Inc.       92,700      1,141,369
  Kinetic Concepts, Inc.  ............      3,900         43,875
 *Kinnard Investment, Inc.  ..........      6,000         22,500
 *Kit Manufacturing Co.  .............     10,600        119,250
  Knape & Vogt Manufacturing Co.  ....     14,200        257,375
 *Knogo North America, Inc.  .........     17,300        112,450
 *Krystal Co.  .......................     19,200        134,400
  LCS Industries, Inc.  ..............     13,200        209,550
 *LDI Corp.  .........................     54,100        169,063
  LSB Industries, Inc.  ..............     11,500         44,563
  LSI Industries, Inc.  ..............     13,230        197,623
 *LTX Corp.  .........................     30,700        381,831
 *Laclede Steel Co.  .................      8,700         61,444
  Ladd Furniture, Inc.  ..............     38,327        510,228
  Lafayette American Bank & Trust
   Co. ...............................      1,050          9,450
  Laidlaw, Inc. Class B Non-Voting  ..     25,960        240,130
 *Lamson & Sessions Co.  .............     28,300        198,100
 *Lancer Corp.  ......................      7,200         99,000
 *Laserscope  ........................     40,000         82,500

THE U.S. SMALL CAP VALUE SERIES
CONTINUED


                                          Shares            Value+
                                         ---------   -------------
  Lawyers Title Corp.  ...............     37,112     $  635,543
 *Layne, Inc.  .......................     29,600        260,850
 *Lazare Kaplan International, Inc.  .     11,300         74,863
 *Lechters, Inc.  ....................     32,000        224,000
  Lennar Corp.  ......................    150,350      3,326,494
  Liberty Bancorp, Inc. Delaware  ....      6,300        166,950
  Liberty Bancorp, Inc. Oklahoma  ....     55,700      2,095,713
  Life Re Corp.  .....................     43,000        919,125
 *Lifeline Systems, Inc.  ............     19,500        230,344
 *Ligand Pharmaceuticals, Inc.
   Class B ...........................     25,497        211,944
  Lillian Vernon Corp.  ..............        900         13,050
 *Lindal Cedar Homes, Inc.  ..........      8,000         38,500
  Lindberg Corp.  ....................     15,600        104,325
 *Littlefield, Adams & Co.  ..........     12,000         27,000
 *Liuski International, Inc.  ........     19,000         57,000
 *Live Entertainment, Inc.  ..........      6,740         24,433
 *Lodgenet Entertainment Corp.  ......     31,500        338,625
 *Lomas Financial Corp.  .............     89,700          2,332
 *Longhorn Steaks, Inc.  .............     19,500        312,000
  Loyola Capital Corp.  ..............     45,700      1,719,463
  Lufkin Industries, Inc.  ...........     27,500        553,438
  Lukens, Inc. DE  ...................     25,000        765,625
 *Lumex, Inc.  .......................     19,400        177,025
 *Luria & Son, Inc.  .................     23,900        140,413
 *Lynch Corp.  .......................      2,300        145,475
  M A R C, Inc.  .....................      3,335         48,774
 *M-Wave, Inc.  ......................      7,000         49,000
  MAF Bancorp, Inc.  .................     22,320        562,185
 #MDC Holdings, Inc.  ................     83,288        551,783
 *MDT Corp.  .........................     28,900        142,694
 *MFRI, Inc.  ........................     10,900         79,706
 *MI Schottenstein Homes, Inc.  ......     36,700        417,463
 *MK Gold Corp.  .....................     30,900         92,700
  MMI Companies, Inc.  ...............      1,100         25,850
 *MRS Technology, Inc.  ..............     12,000         40,500
 *MS Carriers, Inc.  .................     22,600        426,575
 *MTI Technology Corp.  ..............     12,000         21,000
  MTS Systems Corp.  .................     35,800      1,248,525
  Magna Bancorp  .....................        900         26,325
  Magna Group, Inc.  .................     18,700        455,813
  Marble Financial Corp.  ............     27,100        477,638
 *Marietta Corp.  ....................     13,700        122,444
 *Marine Drilling Companies, Inc.  ...    100,000        406,250
 *Mariner Health Group, Inc.  ........    126,000      1,677,375
  Maritrans, Inc.  ...................     53,700        281,925
 *Mark VII, Inc.  ....................      9,900        160,875
  Marsh Supermarkets, Inc. Class A  ..     16,900        232,375
  Marsh Supermarkets, Inc. Class B  ..     17,500        227,500
  Maryland Federal Bancorp  ..........     18,100        550,919
  Massbank Corp. Reading, MA  ........     11,400        356,250
*#Mastec, Inc.  ......................     12,700        130,175
 *Matec Corp. DE  ....................      5,200         21,450
 *Matlack Systems, Inc.  .............     30,300        268,913
 *Matrix Service Co.  ................     73,200        315,675
 *Maverick Tube Corp.  ...............     44,000        280,500
 *Maxco, Inc.  .......................     10,000         80,000
 *Maxtor Corp.  ......................     38,600        244,869
 *Maxwell Laboratories, Inc.  ........     10,030         86,509
*#Maxxam, Inc.  ......................     31,200      1,189,500
 *Maxxim Medical, Inc.  ..............     48,800        774,700
 *Maynard Oil Co.  ...................     19,400        118,825
  McDonald & Co. Investment, Inc.  ...      1,700         29,750
 *McFarland Energy, Inc.  ............      3,200         24,000
  McGrath Rent Corp.  ................     31,700        582,488

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                          Shares            Value+
                                         ---------   -------------
  McRae Industries, Inc. Class A  ....      1,000     $    7,750
 *Medalist Industries, Inc.  .........     16,500        109,313
 *Medalliance, Inc.  .................     39,500        145,656
  Medex, Inc.  .......................     29,900        317,688
  Medford Savings Bank MA  ...........      3,800         84,550
*#Media Logic, Inc.  .................     20,100        158,288
 *Medical Graphics Corp.  ............      9,300         52,313
 *Mediq, Inc.  .......................      5,700         23,513
 *Medstone International, Inc.  ......     14,500        135,938
 *Melamine Chemicals, Inc.  ..........     20,000        175,000
 *Mem Co., Inc.  .....................      5,300         16,894
 *Mental Health Management, Inc.  ....        712          1,869
  Merchants Bancorp, Inc.  ...........     10,000        280,000
  Merchants Group, Inc.  .............     13,400        231,150
 *Meridian Data, Inc.  ...............     20,000        213,750
  Meridian Insurance Group, Inc.  ....     27,900        428,963
 *Meris Laboratories, Inc.  ..........     12,000         15,750
 *Merisel, Inc.  .....................    127,800        583,088
  Merrimac Industries, Inc.  .........      6,700         75,375
 *Mesa Airlines, Inc.  ...............    186,200      1,699,075
  Mesaba Holdings, Inc.  .............     27,100        186,313
 *Mestek, Inc.  ......................     13,500        148,500
  Metrobank  .........................      7,260        206,910
 *Metromedia International Group,
   Inc. ..............................     60,000      1,080,000
 *Michael Anthony Jewelers, Inc.  ....     68,800        180,600
  Michael Foods, Inc.  ...............    122,000      1,418,250
*#Michaels Stores, Inc.  .............      5,800         94,975
 *Microage, Inc.  ....................     47,200        398,250
 *Microcom, Inc.  ....................     13,800        346,725
 *Micron Electronics, Inc.  ..........      9,500        140,125
 *Micronics Computers, Inc.  .........     85,200        282,225
 *Micropolis Corp.  ..................     60,100        191,569
  Mid America Banccorp  ..............     35,933        646,786
 *MidAmerican Waste System, Inc.  ....    109,600        438,400
  MidSouth Insurance Co.  ............      3,000         45,750
  Midconn Bank Kensington, CT  .......      7,300        100,375
  Middlesex Water Co.  ...............      7,500        135,000
  Midland Co.  .......................      5,600        277,550
 *Mikohn Gaming Corp.  ...............     13,000         45,500
 *Miller Building Systems, Inc.  .....      7,400         24,050
 *Miltope Group, Inc.  ...............     24,900         79,369
  Mine Safety Appliances Co.  ........     25,500      1,106,063
 *Mobley Environmental Services,
   Inc. Class A ......................     10,500         11,156
  Monarch Machine Tool Co.  ..........     16,700        221,275
 *Moog, Inc. Class A  ................     18,600        274,350
 *Moog, Inc. Class B  ................      3,400         52,275
 *Moore Medical Corp.  ...............      2,400         27,600
 *Moore Products Co.  ................      3,700         66,138
 *Morgan Products, Ltd.  .............     37,400        224,400
*#Morrison Knudsen Corp.  ............     93,000        558,000
 *Moviefone, Inc. Class A  ...........      2,000         10,250
  Mueller (Paul) Co.  ................      2,100         66,281
 *Mueller Industries, Inc.  ..........     64,000      1,472,000
 *Multi Color Corp.  .................      7,600         22,800
 *Munsingwear, Inc.  .................      8,700         63,075
 *Musicland Stores Corp.  ............    145,500        927,563
 *Mutual Savings Bank FSB Bay City,
   MI ................................      3,300         19,388
  Myers (L.E.) Co. Group  ............     10,300        155,788
  NAC RE Corp.  ......................     17,200        567,600
 *NAI Technologies, Inc.  ............     26,700         41,719
  NBT Bancorp  .......................     20,097        334,113
 *NMR of America, Inc.  ..............     11,800         42,775

THE U.S. SMALL CAP VALUE SERIES
CONTINUED


                                          Shares            Value+
                                         ---------   -------------
  NS Bancorp, Inc.  ..................     30,200     $1,172,138
 *NS Group, Inc.  ....................     83,600        188,100
 *NSA International, Inc.  ...........     14,700         49,613
  NSC Corp.  .........................     71,200        133,500
  NYMAGIC, Inc.  .....................     60,400      1,004,150
 *Nantucket Industries, Inc.  ........      6,500         19,094
 *Napco Security Systems, Inc.  ......     17,900         68,244
  Nash Finch Co.  ....................     46,400        899,000
  Nashua Corp.  ......................     27,900        439,425
 *Nathans Famous, Inc.  ..............     21,200         80,163
 *National Auto Credit, Inc.  ........    114,746      1,936,339
 *National City Bancorp  .............     22,005        415,344
*#National Convenience Stores, Inc.  .     36,000        967,500
 *National Education Corp.  ..........     39,800        313,425
 *National Home Centers, Inc.  .......     54,500        163,500
 *National Home Health Care Corp.  ...      8,600         46,225
 *National Insurance Group  ..........      8,000         44,000
 *National Mercantile Bancorp.  ......      2,400          3,900
 *National Patent Development Corp.  .     20,875        191,789
  National Presto Industries, Inc.  ..     24,300      1,011,488
 *National Record Mart, Inc.  ........      1,500          2,719
 *National Standard Co.  .............      8,100         91,125
 *National Western Life Insurance Co.
   Class A ...........................     12,400        674,250
 *Natural Wonders, Inc.  .............     31,100         89,413
 *Navigators Group, Inc.  ............      2,100         39,900
 *Netframe Systems, Inc.  ............     15,000         87,188
 *Netrix Corp.  ......................     73,800        369,000
 *Network Computing Devices, Inc.  ...     63,400        534,938
  New Brunswick Scientific Co., Inc.       16,100        107,669
 *New Image Industries, Inc.  ........     11,200         20,300
  New Jersey Resources Corp.  ........     79,212      2,208,035
 *New Jersey Steel Corp.  ............     20,700        204,413
 *New Mexico & Arizona Land Co.  .....      7,920         93,060
  Newcor, Inc.  ......................     13,800        110,400
  Newmil Bancorp, Inc.  ..............     28,000        189,000
  Newport Corp.  .....................     28,100        224,800
 *Nexstar Pharmaceuticals, Inc.  .....     40,568        476,674
 *Nexthealth, Inc.  ..................     35,300        145,613
 *Nichols Research Corp.  ............      9,100        208,163
 *Noble Drilling Corp.  ..............     13,975        103,066
 *Noel Group, Inc.  ..................      6,200         37,975
  Noland Co.  ........................      2,000         37,000
 *Nord Resources Corp.  ..............     71,900        152,788
 *Nortek, Inc.  ......................     57,100        542,450
  North American Watch Corp.  ........     16,300        306,644
  North Fork Bancorporation, Inc.  ...     71,339      1,658,632
  North Side Savings Bank NY  ........     21,537        632,649
 *North Star Universal, Inc.  ........     40,300        239,281
  Northbay Financial Corp.  ..........     11,432        172,195
  Norwich Financial Corp.  ...........     22,500        295,313
 *Novacare, Inc.  ....................    216,100      1,269,588
 *Nuclear Support Services, Inc.  ....      5,700          8,194
 *Nuevo Energy Co.  ..................     86,100      1,915,725
 *Nview Corp.  .......................     19,600         82,075
 *Nycor, Inc.  .......................     11,700         57,769
 *Nycor, Inc. Class A  ...............     24,000        117,000
  O'Sullivan Corp.  ..................     21,900        229,950
 *O.I. Corp.  ........................     16,100         46,288
 *OEC Medical Systems, Inc.  .........     37,000        370,000
 *OMI Corp.  .........................    234,300      1,435,088
 *OTR Express, Inc.  .................     15,000         67,500
 *Offshore Logistics, Inc.  ..........     12,000        146,250
  Oglebay Norton Co.  ................      9,600        351,600
  Oil-Dri Corp. of America  ..........     29,300        439,500

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                          Shares            Value+
                                         ---------   -------------
 *Old America Stores, Inc.  ..........     36,000     $  294,750
 *Old Dominion Freight Lines, Inc.  ..     61,000        648,125
 *Olympic Steel, Inc.  ...............     65,000        580,938
  OnbanCorp, Inc.  ...................     63,200      2,097,450
 *Oncogene Science, Inc.  ............     56,300        376,506
 *One Price Clothing Stores, Inc.  ...     65,400        269,775
  Oneida, Ltd.  ......................     44,600        774,925
 *Oneita Industries, Inc.  ...........     30,800        219,450
  Optical Coating Laboratory, Inc.  ..     31,900        422,675
 *Option Care, Inc.  .................     43,500        182,156
 *Orange Co., Inc.  ..................     57,100        456,800
 *Orbit International Corp.  .........     22,300         20,906
 *Orchard Supply Hardware Stores
   Corp. .............................     55,000      1,189,375
 *Oregon Metallurgical Corp.  ........     40,300        430,706
  Oregon Steel Mills, Inc.  ..........    152,661      2,099,089
  Oriole Homes Corp. Class B  ........     17,400         93,525
  Orion Capital Corp.  ...............     48,300      2,016,525
 *Oroamerica, Inc.  ..................     40,000        167,500
 *Osborn Communications Corp.  .......      6,300         50,400
  Oshkosh B'Gosh, Inc. Class A  ......     46,300        717,650
  Oshkosh Truck Corp. Class B  .......     11,200        162,400
 *Oshman's Sporting Goods, Inc.  .....     23,300        314,550
 #Outboard Marine Corp.  .............    141,700      2,904,850
 *Outlook Group Corp.  ...............     28,100        210,750
  Oxford Industries, Inc.  ...........     26,000        487,500
 *PCI Services, Inc.  ................     35,100        353,194
 *PLM International, Inc.  ...........      9,900         37,125
  PXRE Corp.  ........................     60,700      1,494,738
 *Pacific Rim Holding Corp.  .........     42,200        112,094
  Pacific Scientific Co.  ............     19,200        487,200
 *Pacific Sunwear of California, Inc.      21,000        208,688
 *Pages, Inc.  .......................     11,800         28,025
 *Palfed, Inc.  ......................     17,000        213,563
  Pamrapo Bancorp, Inc.  .............      4,700        109,863
  Pancho's Mexican Buffet, Inc.  .....     27,100         77,913
 *Par Technology Corp.  ..............     29,000        261,000
 *Paragon Trade Brands, Inc.  ........      1,200         25,050
  Park Electrochemical Corp.  ........     19,400        589,275
 *Park-Ohio Industries, Inc.  ........      6,000         77,625
 *Parker Drilling Co.  ...............     56,000        287,000
  Parkvale Financial Corp.  ..........     11,077        288,002
  Patrick Industries, Inc.  ..........     36,800        487,600
 *Patten Corp.  ......................     85,994        408,472
 *Payless Cashways, Inc.  ............    239,900      1,019,575
 *Penn Treaty American Corp.  ........     26,300        414,225
  Penn Virginia Corp.  ...............     14,100        458,250
 *Penril Datacomm Networks, Inc.  ....     30,400        286,900
 #Peoples Heritage Financial Group,
   Inc. ..............................     76,000      1,596,000
  Peoples Savings Financial Corp.  ...      8,700        167,475
 *Peoples Telephone Co., Inc.  .......     68,300        192,094
 *Perfumania, Inc.  ..................     36,000        193,500
 *Perini Corp.  ......................     28,000        259,000
 *Petrocorp, Inc.  ...................     33,700        248,538
 *Pharmchem Laboratories, Inc.  ......     22,200        106,838
  Philadelphia Suburban Corp.  .......     48,882        940,979
  Phillips-Van Heusen Corp.  .........     73,000        757,375
 *Photo Control Corp.  ...............      4,200         15,488
 *Photronics, Inc.  ..................      5,550        174,825
  Piccadilly Cafeterias, Inc.  .......     46,400        481,400
  Pilgrim Pride Corp.  ...............    113,500        766,125
 *Pinkertons, Inc.  ..................        600         12,000
  Pioneer Financial Services, Inc.  ..     27,800        462,175
  Piper Jaffray Companies, Inc.  .....     17,996        229,449

THE U.S. SMALL CAP VALUE SERIES
CONTINUED


                                          Shares            Value+
                                         ---------   -------------
  Pitt-Des Moines, Inc.  .............     10,200     $  390,150
 *Plains Resources, Inc.  ............     51,300        381,544
  Ply-Gem Industries, Inc. DE  .......     17,600        321,200
 *Polk Audio, Inc.  ..................      4,900         47,163
 *Polymedica Industries, Inc.  .......     41,840        292,880
 *Pool Energy Services Co.  ..........     58,658        531,588
  Pope & Talbot, Inc.  ...............    105,500      1,556,125
*#Porta Systems Corp.  ...............     25,500         28,688
  Portsmouth Bank Shares, Inc.  ......     23,737        347,154
  Poughkeepsie Savings Bank FSB NY  ..     23,000        109,250
 *Powell Industries, Inc.  ...........     49,000        361,375
  Pre-Paid Legal Services, Inc.  .....      8,900         75,650
  Premier Bancorp, Inc.  .............     40,000        940,000
  Premier Financial Services, Inc.  ..     18,400        163,300
 *President Casinos, Inc.  ...........     37,000         89,031
  Presidential Life Corp.  ...........    181,700      1,782,931
 *Presley Companies Class A  .........     83,300        114,538
 *Pride Petroleum Services, Inc.  ....     69,900        694,631
 *Primark Corp.  .....................     75,500      2,085,688
  Prime Bancorp, Inc.  ...............    14,370         289,196
  Primesource Corp.  .................     5,254          33,494
 *Printronix, Inc.  ..................    15,000         270,000
 *Procyte Corp.  .....................    69,100         166,272
*#Proffitts, Inc.  ...................    68,500       1,840,938
 *Progress Financial Corp.  ..........    12,400          70,525
  Progressive Bank, Inc.  ............    11,900         345,100
 *Progroup, Inc.  ....................     9,900          39,600
 *Proler International Corp.  ........    21,300         159,750
  Providence & Worcester Railroad
   Co. ...............................     4,800          33,600
  Provident Bankshares Corp.  ........    28,585         864,696
 *Psicor, Inc.  ......................    16,300         283,213
  Pulaski Furniture Corp.  ...........    11,700         200,363
  Pulse Bancorp, Inc.  ...............    15,500         261,563
 *QMS, Inc.  .........................    62,600         273,875
 *Quad Systems Corp.  ................     9,800          80,850
  Quaker Chemical Corp.  .............    10,500         170,625
 *Quaker Fabric Corp.  ...............    43,000         397,750
  Quaker State Corp.  ................    43,400         585,900
  Quanex Corp.  ......................    20,500         402,313
*#Quarterdeck Office Systems, Inc.  ..    71,900       2,300,800
 *Quest Medical, Inc.  ...............    12,360         135,960
 *Quiksilver, Inc.  ..................     1,800          56,925
  Quixote Corp.  .....................    12,000          96,000
 *R & B, Inc.  .......................    30,100         199,413
  RCSB Financial, Inc.  ..............    61,600       1,478,400
  RLI Corp.  .........................    31,650         759,600
 *RPC Energy Services, Inc.  .........    18,100         144,800
  RS Financial Corp.  ................    10,500         413,438
 *Radius, Inc.  ......................    32,950          68,989
 *Rag Shops, Inc.  ...................    32,800          68,675
*#Rally's Hamburgers, Inc.  ..........    55,100          89,538
 *Ramsay Health Care, Inc.  ..........    46,000         158,125
 *Ramsay Managed Care, Inc.  .........     7,306          16,891
  Raritan Bancorp, Inc. DE  ..........     1,050          23,100
  Rauch Industries, Inc.  ............    13,600         133,450
*#Raymond Corp.  .....................     3,969          81,365
 *Readicare, Inc.  ...................    14,000          41,125
 *Reading Co. Class A  ...............    22,336         203,816
 *Redwood Empire Bancorp  ............    11,700          99,450
  Refac Technology Development Corp. .    10,200          71,400
 *Regeneron Pharmaceuticals, Inc.  ...    47,000         528,750
 *Repligen Corp.  ....................    30,200          38,694

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                          Shares            Value+
                                         ---------   -------------
  Republic Automotive Parts, Inc.  ...     13,500     $  172,125
  Republic Bancorp, Inc.  ............     26,136        302,198
 *Republic Environmental Systems,
   Inc. ..............................     18,980         71,175
  Republic Savings Financial Corp.  ..      2,300         12,938
 *Rexel, Inc.  .......................     74,500      1,005,750
 *Rexene Corp.  ......................     45,300        441,675
 *Rexhall Industries, Inc.  ..........      4,500         22,500
 *Rexon, Inc.  .......................     34,400          3,763
 *Rhodes, Inc.  ......................     28,200        289,050
  Richardson Electronics, Ltd.  ......     41,400        377,775
 *Riddell Sports, Inc.  ..............     35,000        111,563
 *Riggs National Corp.  ..............    170,100      2,381,400
  Riser Foods, Inc. Class A  .........     36,900        553,500
 *Riverside Group, Inc.  .............      3,200         14,800
*#Roadmaster Industries, Inc.  .......     41,200        118,450
  Roanoke Electric Steel Corp.  ......     14,700        218,663
  Robinson Nugent, Inc.  .............     21,200        157,675
 *Rocky Shoes & Boots, Inc.  .........     20,000        135,000
 *Rodman & Renshaw Capital Group,
   Inc. ..............................     17,300         30,275
*#Rohr, Inc.  ........................    110,300      1,613,138
 *Rollins Environmental Services,
   Inc. ..............................    178,634        535,902
  Rollins Truck Leasing Corp.  .......    115,000      1,150,000
  Ross Stores, Inc.  .................     60,092      1,153,015
  Rouge Steel Co. Class A  ...........     17,000        369,750
 *Royal Appliance Manufacturing Co.  .     17,000         53,125
 *Royal Grip, Inc.  ..................      6,400         27,200
  Russ Berrie & Co., Inc.  ...........    169,300      2,306,713
 *Ryans Family Steak Houses, Inc.  ...     29,300        217,919
  Rykoff-Sexton, Inc.  ...............    100,875      1,929,234
  Ryland Group, Inc.  ................     72,064        891,792
 *Rymer Foods, Inc.  .................     15,300         11,475
*#S&K Famous Brands, Inc.  ...........     19,600        147,000
 *SBE, Inc.  .........................      7,400         97,125
  SCOR U.S. Corp.  ...................    114,500      1,746,125
  SFFED Corp.  .......................     34,700      1,084,375
  SJW Corp.  .........................        400         13,900
  SKI, Ltd.  .........................     19,900        273,625
*#SLM International, Inc.  ...........     44,000         66,000
 *SPS Technologies, Inc.  ............     42,300      1,919,363
  SPX Corp.  .........................    101,700      1,639,913
 *Safeguard Scientifics, Inc.  .......     10,500        519,750
  Saint Ives Laboratories Corp.  .....     20,700        305,325
  Saint Paul Bancorp, Inc.  ..........     85,700      2,142,500
  Salem Corp.  .......................      6,600        136,125
 *San Filippo (John B.) & Son, Inc.  .     38,700        348,300
  Sanderson Farms, Inc.  .............     10,500        114,188
  Sands Regent Casino Hotel  .........     36,000        207,000
 *Santa Monica Bank CA  ..............     37,000        462,500
  Savannah Foods & Industries, Inc.  .      3,278         40,360
 *Savoy Pictures Entertainment, Inc.       98,200        589,200
 *Schieb (Earl), Inc.  ...............     17,500        122,500
 *Schuler Homes, Inc.  ...............        800          7,200
  Schultz Sav-O Stores, Inc.  ........     10,200        154,275
 *Scientific Software-Intercomp, Inc.      22,200         58,275
 *Scios-Nova, Inc.  ..................    203,000        786,625
  Scope Industries, Inc.  ............      2,400         76,650
 *Score Board, Inc.  .................     32,500        166,563
  Seaboard Corp.  ....................        100         24,869
 *Seacor Holdings, Inc.  .............     35,000        800,625
  Seafield Capital Corp.  ............     18,400        660,100
 *Secom General Corp.  ...............     14,400         38,700
  Security Connecticut Corp.  ........     22,200        566,100

THE U.S. SMALL CAP VALUE SERIES
CONTINUED


                                          Shares            Value+
                                         ---------   -------------
 *Seda Specialty Packaging Corp.  ....      9,600     $  123,000
  Selas Corp. of America  ............     15,000        123,750
  Selective Insurance Group, Inc.  ...     82,100      3,099,275
 *Selfix, Inc.  ......................      4,900         26,338
 *Sequa Corp. Class A  ...............     39,500      1,150,438
 *Serv-Tech, Inc.  ...................     36,900        242,156
 *Shaman Pharmaceuticals  ............     35,800        248,363
 *Sharper Image Corp.  ...............     21,500        134,375
  Shelby Williams Industries, Inc.  ..      8,000        101,000
 *Shiloh Industries, Inc.  ...........     17,200        193,500
 *Shoe Carnival, Inc.  ...............     97,000        394,063
 *Sholodge, Inc.  ....................      6,100         56,425
  Shopko Stores, Inc.  ...............    258,800      2,943,850
 *Show Biz Pizza Time, Inc.  .........     94,400      1,203,600
  Showboat, Inc.  ....................     46,300      1,250,100
 *Sifco Industries, Inc.  ............     22,600        100,288
 *Sigma Designs, Inc.  ...............     11,300         67,800
 *Signal Technology Corp.  ...........     28,400        159,750
 *Silicon Valley Bancshares  .........     26,700        594,075
 *Simmons Outdoor Corp.  .............      5,000         51,563
  Sizzler International, Inc.  .......    212,700        824,213
  Skyline Corp.  .....................     49,700        931,875
  Skywest, Inc.  .....................     56,000        773,500
  Smith (A.O.) Corp.  ................    118,500      2,814,375
 *Smith Environmental Technologies
   Corp. .............................     18,300         78,919
 *Softech, Inc.  .....................     17,000         64,813
 *Software Publishing Corp.  .........     86,000        290,250
 *Software Spectrum, Inc.  ...........     15,500        307,094
 *Solo Serve Corp.  ..................      4,600          3,306
 *Sound Advice, Inc.  ................     16,600         33,200
  South Jersey Industries, Inc.  .....     47,077      1,006,271
*#Southdown, Inc.  ...................    102,200      1,929,025
 *Southwall Technologies, Inc.  ......     25,900        106,838
  Southwest Bancshares, Inc. DE  .....      8,200        224,475
  Southwestern Energy Co.  ...........     34,900        453,700
 *Southwestern Life Corp.  ...........      1,400             55
 *Spacelabs Medical, Inc.  ...........     25,400        673,100
 *Spaghetti Warehouse, Inc.  .........     44,800        218,400
  Span-American Medical System, Inc. .     13,200         76,725
 *Sparton Corp.  .....................     33,300        137,363
 *Spec's Music, Inc.  ................     22,100         49,725
 *Specialty Chemical Resources, Inc.       23,000         60,375
 *Spectran Corp.  ....................     30,000        161,250
 *Speizman Industries, Inc.  .........     26,500         77,844
 *Sport Chalet, Inc.  ................     42,100        110,513
  Sport Supply Group, Inc.  ..........     12,000         87,000
 *Sports & Recreation, Inc.  .........    147,000      1,029,000
 *Stacey's Buffet, Inc.  .............     10,700          6,353
  Stage II Apparel Corp.  ............     18,500         55,500
 *Standard Commercial Corp.  .........     39,562        459,905
 *Standard Microsystems Corp.  .......     32,300        666,188
  Standard Motor Products, Inc.
   Class A ...........................     54,600        819,000
  Standard Pacific Corp. DE  .........    141,172        811,739
  Standard Products Co.  .............    131,900      2,126,888
 *Stanford Telecommunications, Inc.  .     17,500        325,938
 *Stanley Furniture, Inc.  ...........     18,100        149,325
  Stant Corp.  .......................    120,600      1,085,400
 *Staodyn, Inc.  .....................     19,700         33,244
  Starret Housing Corp.  .............     17,900        135,369
  Starrett (L.S.) Co. Class A  .......     28,800        673,200
  Steel Technologies, Inc.  ..........     13,000        113,750
 *Steel of West Virginia, Inc.  ......     44,000        440,000

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                         Shares            Value+
                                         ---------   -------------
  Stepan Co.  ........................     82,100     $1,272,550
  Sterling Bancorp  ..................     28,100        309,100
 *Sterling Financial Corp. WA  .......     22,080        298,080
 *Stevens Graphics Corp. Class A  ....     53,000        367,688
  Stewart Information Services Corp.       27,800        618,550
  Stifel Financial Corp.  ............      3,100         18,213
 *Stokely USA, Inc.  .................     30,700        172,688
  Stone & Webster, Inc.  .............     64,300      2,379,100
  Strawbridge & Clothier Class A  ....     42,881        954,102
  Stride Rite Corp.  .................      5,700         49,875
 *Stuart Entertainment, Inc.  ........     14,300         96,525
 *Sulcus Computer Corp.  .............     45,400         93,638
  Sullivan Dental Products, Inc.  ....     38,000        349,125
  Sumitomo Bank of California  .......     11,800        283,200
 *Summagraphics Corp.  ...............     18,900         36,028
  Summit Bancorp, Inc. WA  ...........      6,182        178,892
  Summit Family Restaurants, Inc.  ...     19,200         99,600
 *Sun Sportswear, Inc.  ..............     24,900         87,150
  Sun Television and Appliances, Inc.      77,400        435,375
 *Sunbelt Nursery Group, Inc.  .......     22,700         69,519
 *Suncoast Savings & Loan
   Association FSA ...................     15,200         96,663
 *Sunrise Bancorp CA  ................     23,980         61,449
 *Sunrise Leasing Corp.  .............     17,900         55,938
  Super Food Services, Inc.  .........     65,500        835,125
  Susquehanna Bancshares, Inc.  ......     70,510      2,053,604
 *Swift Energy Corp.  ................     30,170        328,099
 *Symix Systems, Inc.  ...............      4,300         47,838
 *Syms Corp.  ........................     74,300        566,538
 *Syncor International Corp. DE  .....     40,400        287,850
 *Syntellect, Inc.  ..................     49,700        167,738
 *Syquest Technology, Inc.  ..........     40,200        429,638
  TCBY Enterprises, Inc.  ............    111,666        474,581
 *TCC Industries, Inc.  ..............      6,500         16,250
 *TCI International, Inc.  ...........     14,000        129,500
 #TJ International, Inc.  ............    100,800      1,776,600
 *TPI Enterprises, Inc.  .............     98,400        338,250
 *TRC Companies, Inc.  ...............     26,600        156,275
 *TRM Copy Centers Corp.  ............     38,000        368,125
 *TSF Communications Corp.  ..........      2,000         25,250
  Tab Products Co. DE  ...............     21,400        144,450
 *Taco Cabana Inc.  ..................     67,600        371,800
 *Tandy Crafts, Inc.  ................     27,700        207,750
 *Tanknology Environmental, Inc.  ....     61,600        138,600
 *Team, Inc.  ........................     20,500         48,688
 *Tech-Sym Corp.  ....................     23,300        696,088
  Technitrol, Inc.  ..................      3,000         58,500
 *Technology Solutions Corp.  ........     34,400        584,800
 *Tekelec  ...........................     17,600        283,800
 *Telco Systems, Inc.  ...............     16,700        161,781
  Telxon Corp.  ......................     22,500        528,750
 *Tetra Technologies, Inc.  ..........     37,900        625,350
  Texas Industries, Inc.  ............     73,681      3,776,151
 *Texfi Industries, Inc.  ............     29,100         83,663
  Thiokol Corp.  .....................     61,800      2,093,475
  Thomas Industries, Inc.  ...........     70,500      1,436,438
  Thomaston Mills, Inc.  .............     11,600        152,250
  Thorn Apple Valley, Inc.  ..........     22,815        376,448
 *Tipperary Corp.  ...................     40,000        170,000
  Titan Holdings, Inc.  ..............     26,460        360,518
  Toastmaster, Inc.  .................     38,400        168,000
 *Todd Shipyards Corp.  ..............     51,800        310,800
  Todd-AO Corp. Class A  .............      3,740         29,453
*#Tokos Medical Corp.  ...............     22,800        185,250
  Tower Air, Inc.  ...................    110,000        763,125

THE U.S. SMALL CAP VALUE SERIES
CONTINUED


                                          Shares            Value+
                                         ---------   -------------
 *Tracor, Inc.  ......................     29,700     $  445,500
 *Trak Auto Corp.  ...................     40,200        633,150
 *Trans World Entertainment Corp.  ...     54,900        144,113
 *Transcend Services, Inc.  ..........     20,100         97,988
  Transport Leasing International,
   Inc. ..............................     17,900         66,006
  Transtechnology Corp.  .............     20,700        248,400
  Treadco, Inc.  .....................     40,000        235,000
 *Tremont Corp. DE  ..................     31,733        527,561
 #Trenwick Group, Inc.  ..............     20,000      1,027,500
 *Triangle Pacific Corp.  ............     30,000        478,125
 *Tricord Systems, Inc.  .............     76,800        235,200
 *Trimark Holdings, Inc.  ............     18,500        134,125
 *Tripos, Inc.  ......................     16,166        125,287
 *Trism, Inc.  .......................     36,000        279,000
 *Truevision, Inc.  ..................     31,700        231,806
 *Tuboscope Vetco International, Inc.     111,400        654,475
 *Tucker Drilling Co., Inc.  .........      6,600         50,738
 *Tuesday Morning Corp.  .............     47,500        267,188
 *Tultex Corp.  ......................    128,707        611,358
 *Turner Corp.  ......................     20,532        189,921
  Twin Disc, Inc.  ...................     11,700        267,638
 *Tyco Toys, Inc.  ...................    208,200      1,145,100
 *Tyler Corp.  .......................    107,300        375,550
  U.S. Bancorp, Inc.  ................     20,500        643,188
 *UNC, Inc.  .........................    108,600        610,875
  UNR Industries, Inc.  ..............     83,800        748,963
 *URS Corp.  .........................     30,400        209,000
 *US Servis, Inc.  ...................     18,400         80,500
 *USData Corp.  ......................      6,750        126,563
 *USMX, Inc.  ........................     12,000         22,500
 *UST Corp.  .........................     25,500        379,313
  USX-Delhi Group  ...................     50,000        512,500
  Uni-Marts, Inc.  ...................     25,700        234,513
  Unico American Corp.  ..............     25,800        156,413
 *Union Corp. DE  ....................     35,200        598,400
 *Uniroyal Technology Corp.  .........     52,200        169,650
 *Unit Corp.  ........................     80,900        313,488
  Unit Instruments, Inc.  ............     15,400        215,600
  United Carolina Bancshares Corp.  ..     34,600      1,293,175
  United Fire Casualty Co.  ..........        300         10,800
  United Industrial Corp.  ...........     48,200        228,950
 *United Retail Group, Inc.  .........     33,700        160,075
 *United States Energy Corp.  ........     15,700         62,309
  United States Facilities Corp.  ....     14,500        317,188
 *United States Home Corp.  ..........     51,000      1,326,000
 *United States Homecare Corp.  ......     32,800         82,000
  United Stationers, Inc.  ...........      4,656        104,178
 *Unitel Video, Inc.  ................     10,000         51,875
 *Universal Health Services, Inc.
   Class B ...........................     48,100      1,984,125
 *Universal International, Inc.  .....     21,000        105,000
 *Universal Standard Medical Labs,
   Inc. ..............................      2,000          9,625
 *Uranuim Resources, Inc.  ...........     57,000        313,500
 *Utilx Corp.  .......................     31,400         66,725
 *V Band Systems, Inc.  ..............     24,100         35,397
 *Valence Technology, Inc.  ..........    120,000        540,000
 *Vallen Corp.  ......................     55,800      1,220,625
  Valley Forge Corp.  ................      6,900        124,200
  Valley National Bancorp  ...........          0              0
  Vallicorp Holdings, Inc.  ..........      7,200         97,200
 *Value City Department Stores, Inc.      105,000        708,750
 *Vans, Inc.  ........................     70,900        516,241
 *Varco International, Inc.  .........    152,300      1,389,738

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                          Shares            Value+
                                         ---------   -------------
 *Varitronic Systems, Inc.  ..........      9,300    $     90,675
 #Varlen Corp.  ......................      1,980          51,728
 *Ventura County National Bancorp  ...     33,109         124,159
  Venture Stores, Inc.  ..............    135,679         491,836
  Vermont Financial Services Corp.  ..      7,300         231,775
 *Versar, Inc.  ......................      1,300           4,631
 *Vertex Communications Corp.  .......     25,000         387,500
 *Vicorp Restaurants, Inc.  ..........     61,000         697,688
  Victoria Bankshares, Inc.  .........     21,200         694,300
 *Video Display Corp.  ...............     15,300          58,331
 *Video Lottery Technologies, Inc.  ..     46,900         187,600
  Virco Manufacturing Corp.  .........     11,446         115,891
  Virginia Beach Federal Financial
   Corp. .............................     22,000         174,625
 *Volt Information Sciences, Inc.  ...     12,600         330,750
*#WHX Corp.  .........................    122,300       1,345,300
  WICOR, Inc.  .......................     25,000         768,750
  WLR Foods, Inc.  ...................    115,000       1,868,750
 *WSMP, Inc.  ........................      2,000           9,625
  Walbro Corp.  ......................     42,352         836,452
 *Walker Interactive Systems, Inc.  ..     47,600         357,000
  Walshire Assurance Co.  ............     10,395         172,167
 *Warner Insurance Services, Inc.  ...     50,000          68,750
  Warren Bancorp, Inc.  ..............     14,000         149,625
 *Washington Homes, Inc.  ............     44,900         224,500
  Washington National Corp.  .........     74,500       1,843,875
  Washington Savings Bank FSB
   Waldorf, MD .......................     17,700          97,350
  Watkins-Johnson Co.  ...............     11,900         539,963
  Watsco, Inc. Class A  ..............     11,450         188,925
  Watts Industries, Inc. Class A  ....     46,500         953,250
  Webb (Del) Corp.  ..................     61,788       1,251,207
  Webster Financial Corp.  ...........     21,280         550,620
 *Wedco Technology, Inc.  ............     10,000         113,750
 *Weirton Steel Corp.  ...............    175,000         765,625
 *Weitek Corp.  ......................     12,000          41,250
 *Welcome Home, Inc.  ................     14,000          34,563
  Wellco Enterprises, Inc.  ..........      1,600          25,700
 *Wells-Gardner Electronics Corp.  ...     13,800          51,750
  Westco Bancorp, Inc.  ..............      6,600         180,675
  Westcorp, Inc.  ....................     44,625         870,188
 *Western Beef, Inc.  ................     19,700         115,738
 *Western Micro Technology, Inc.  ....     12,300          69,956
 *Western Waste Industries  ..........     21,000         385,875
 *Westmoreland Coal Co.  .............     20,600          51,500
 *Weston (Roy F.), Inc. Class A  .....     31,700         178,313
 *Wet Seal, Inc. Class A  ............     15,700         134,431
  Weyco Group, Inc.  .................        800          31,400
 *Whitehall Corp.  ...................        700          24,588
  Whitney Holdings Corp.  ............     50,671       1,564,467
 *Whittaker Corp.  ...................     17,800         315,950
 *Williams Clayton Energy, Inc.  .....     12,000          28,500
  Wilshire Oil Co. of Texas  .........     11,400          68,400
 #Windmere Corp.  ....................    126,200         757,200
  Wiser Oil Co.  .....................     39,575         494,688
  Wolohan Lumber Co.  ................     30,378         271,503
 *Worldtex, Inc.  ....................     91,100         512,438
  Worthington Foods, Inc.  ...........     10,600         169,600
  Wyle Laboratories, Inc.  ...........     33,200       1,307,250
 *Wyman-Gordon Co.  ..................     50,800         752,475
  Wynns International, Inc.  .........     28,000         805,000

THE U.S. SMALL CAP VALUE SERIES
CONTINUED


                                          Shares            Value+
                                         ---------   -------------
 *Xicor, Inc.  .......................     55,100    $    421,859
  Yankee Energy Systems, Inc.  .......     46,500       1,075,313
 *Yellow Corp.  ......................     97,900       1,168,681
 *Yes Clothing Co.  ..................      3,400           7,225
  York Financial Corp.  ..............     22,990         382,209
 *Younkers, Inc.  ....................     52,900       1,335,725
 *Zale Corp.  ........................     76,200       1,266,825
 *Zaring Homes, Inc.  ................     13,000         121,875
 *Zemex Corp.  .......................     46,206         398,527
*#Zenith Electronics Corp.  ..........     29,900         231,725
  Zenith National Insurance Corp.  ...     87,700       1,940,363
  Ziegler Co., Inc.  .................      1,700          28,263
*#Zitel Corp.  .......................     37,000         409,313
  Zurn Industries, Inc.  .............     99,900       2,447,550
 *Zygo Corp.  ........................     12,600         362,250
 *Zynaxis, Inc.  .....................     31,000          31,000
                                                     -------------
TOTAL COMMON STOCKS (Cost
  $523,638,191) ......................                612,949,233
                                                     -------------
RIGHTS/WARRANTS -- (0.0%)  ...........
 *Advanced NMR Systems, Inc.
   Warrants 08/30/00 .................      5,920               0
 *BJ Services Co. Warrants 01/15/15  .      1,800           8,775
 *Jamesway Corp. Warrants  01/28/10  .      1,009             101
 *Statesman Group, Inc. Contingent
   Payment Rights ....................     37,500               0
                                                     -------------
TOTAL RIGHTS/WARRANTS (Cost $10,081)                        8,876
                                                     -------------

                                         Face
                                        Amount
                                       --------
                                        (000)
TEMPORARY CASH INVESTMENTS --
  (1.6%)
  Repurchase Agreement, PNC
    Securities Corp. 5.65%, 12/01/95
    (Collateralized by U.S. Treasury
    Notes 6.125%, 05/31/97)
    (Cost $9,789,000) ..............    $9,789        9,789,000
                                                  --------------
TOTAL INVESTMENTS -- (99.8%)
 (Cost  $533,437,272) ..............                622,747,109
                                                  --------------
OTHER ASSETS AND LIABILITIES --
  (0.2%)
 Other Assets  .....................                  3,217,798
 Liabilities  ......................                 (1,622,109)
                                                  --------------
                                                      1,595,689
                                                  --------------
NET ASSETS -- (100.0%) Applicable
  to 44,539,600 Outstanding $.01 Par
  Value Shares (Unlimited Number of
  Shares Authorized) ...............               $624,342,798
                                                  ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE .......               $      14.02
                                                  ==============

------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan

                 See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. SMALL CAP VALUE SERIES

                           STATEMENT OF OPERATIONS

                     FOR THE YEAR ENDED NOVEMBER 30, 1995

                            (AMOUNTS IN THOUSANDS)

Investment Income
   Dividends .............................................................   $  6,717
   Interest ..............................................................        762
   Income from Securities Lending ........................................         19
                                                                             ---------
     Total Investment Income  ............................................      7,498
                                                                             ---------

Expenses
   Investment Advisory Services ..........................................        976
   Accounting & Transfer Agent Fees ......................................        382
   Custodian's Fee .......................................................         91
   Legal Fees ............................................................         18
   Audit Fees ............................................................         23
   Shareholders' Reports .................................................         17
   Trustees' Fees and Expenses. ..........................................          6
   Other .................................................................         27
                                                                             ---------
     Total Expenses  .....................................................      1,540
                                                                             ---------
     Net Investment Income  ..............................................      5,958
                                                                             ---------

Net Realized and Unrealized Gain (Loss) on Investments
   Net Realized Gain on Investment Securities ............................     22,264
   Change in Unrealized Appreciation (Depreciation) of Investment
     Securities  .........................................................     92,111
                                                                             ---------
   Net Gain on Investment Securities .....................................    114,375
                                                                             ---------
Net Increase in Net Assets Resulting from Operations  ....................   $120,333
                                                                             =========

                 See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. SMALL CAP VALUE SERIES

                     STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                              Year Ended     Year Ended
                                                                               Nov. 30,       Nov. 30,
                                                                                 1995           1994
                                                                             ------------   ------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income .................................................     $  5,958       $  3,442
   Net Realized Gain on Investment Securities ............................       22,264          2,206
   Change in Unrealized Appreciation (Depreciation) of Investment
     Securities  .........................................................       92,111        (10,764)
                                                                             ------------   ------------
     Net Increase (Decrease) in Net Assets Resulting from Operations  ....      120,333         (5,116)
                                                                             ------------   ------------
Distributions From:
   Net Investment Income .................................................       (5,753)        (3,415)
   Net Realized Gains ....................................................       (7,740)        (1,292)
                                                                             ------------   ------------
     Total Distributions  ................................................      (13,493)        (4,707)
                                                                             ------------   ------------
Capital Share Transactions (1):
   Shares Issued. ........................................................      172,434        264,190
   Shares Issued in Lieu of Cash Distributions ...........................       10,353          3,765
   Shares Redeemed .......................................................      (15,561)        (3,536)
                                                                             ------------   ------------
     Net Increase From Capital Share Transactions  .......................      167,226        264,419
                                                                             ------------   ------------
     Total Increase  .....................................................      274,066        254,596
Net Assets
   Beginning of Period ...................................................      350,277         95,681
                                                                             ------------   ------------
   End of Period. ........................................................     $624,343       $350,277
                                                                             ============   ============
(1) Shares Issued and Redeemed:
   Shares Issued .........................................................       13,765         22,720
   Shares Issued in Lieu of Cash Distributions ...........................          774            340
   Shares Redeemed .......................................................       (1,423)          (304)
                                                                             ------------   ------------
                                                                                 13,116         22,756
                                                                             ============   ============


                 See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. SMALL CAP VALUE SERIES

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              Year Ended     Year Ended     March 2 to
                                                               Nov. 30,       Nov. 30,       Nov. 30,
                                                                 1995           1994           1993
                                                             ------------   ------------    ------------
Net Asset Value, Beginning of Period  ....................     $  11.15       $  11.04        $ 10.00
                                                             ------------   ------------    ------------

Income from Investment Operations
---------------------------------
   Net Investment Income .................................         0.14           0.12           0.08
   Net Gains (Losses) on Securities (Realized and
     Unrealized)  ........................................         3.06           0.16           1.09
                                                             ------------   ------------    ------------
     Total from Investment Operations  ...................         3.20           0.28           1.17
                                                             ------------   ------------    ------------

Less Distributions
------------------
   Net Investment Income .................................        (0.14)         (0.12)         (0.07)
   Net Realized Gains ....................................        (0.19)         (0.05)         (0.06)
                                                             ------------   ------------    ------------
     Total Distributions  ................................        (0.33)         (0.17)         (0.13)
                                                             ------------   ------------    ------------
Net Asset Value, End of Period  ..........................     $  14.02       $  11.15        $ 11.04
                                                             ============   ============    ============
Total Return  ............................................        28.81%          2.52%         11.69%#
Net Assets, End of Period (thousands)  ...................     $624,343       $350,277        $95,681
Ratio of Expenses to Average Net Assets  .................         0.32%          0.32%          0.33%*
Ratio of Net Investment Income to Average Net Assets  ....         1.22%          1.50%          1.35%*
Portfolio Turnover Rate  .................................        20.62%          8.22%          1.07%*

------------
*Annualized

#Non-Annualized

See accompanying Notes to Financial Statements

                       THE DFA INVESTMENT TRUST COMPANY

                        NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 1995, The Trust consisted of seven investment portfolios: The U.S. 6-10 Small Company Series, The U.S. Large Company Series, The U.S. Small Cap Value Series, The U.S. Large Cap Value Series, The DFA One-Year Fixed Income Series The DFA International Value Series and The Emerging Markets Series. These financial statements relate solely to The U.S. Small Cap Value Series (the "Series").

   The U.S. Small Cap Value Portfolio II invests only in the Series. The Series also issues its shares to other investors.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements.

   1. Security Valuation: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

   Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. The value of securities for which no quotations are readily available are determined in good faith at fair value using methods determined by the Board of Directors.

   2. Federal Income Taxes: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

   3. Repurchase Agreements: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. All repurchase agreements were entered into on November 30, 1995.

   4. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attribute to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 1995, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1%.

   Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

   For the six months ended November 30, 1995, the Series made the following purchases and sales of investment securities (amounts in thousands):

     Purchases .......................................     $199,653
     Sales ...........................................       97,788

E. INVESTMENT TRANSACTIONS:

   At November 30, 1995, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):

     Gross Unrealized Appreciation ...................     $ 133,927
     Gross Unrealized Depreciation ...................       (44,617)
                                                           ---------
Net ..................................................     $  89,310
                                                           =========

F. COMPONENTS OF NET ASSETS:

   At November 30, 1995, net assets consisted of (amounts in thousands):

     Paid-In Capital .................................      $519,275
     Undistributed Net Investment Income .............           272
     Undistributed Net Realized Gain .................        15,486
     Unrealized Appreciation of Investment
          Securities .................................        89,310
                                                            --------
                                                            $624,343
                                                            ========

G. SECURITIES LENDING

   Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The market value of securities on loan to brokers from the Series is $40,853,779 and the related collateral cash indemnification received is $41,862,513 at November 30, 1995.

                      REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:

We have audited the accompanying statement of net assets of The DFA Investment Trust Company, The U.S. Small Cap Value Series as of November 30, 1995, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The DFA Investment Trust Company, The U.S. Small Cap Value Series, as of November 30, 1995, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.



2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 19, 1996